                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-5188
                                   ---------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:           12-31
                            ----------------------------------------------------

Date of reporting period:          09-30-2005
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP BALANCED FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 60.3%
AEROSPACE & DEFENSE - 0.4%
               753  Boeing Co.                                     $      51,166
            12,696  Lockheed Martin Corp.                                774,964
                                                                 ---------------
                                                                         826,130
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             1,129  FedEx Corporation                                     98,370
             8,818  United Parcel Service, Inc. Cl B                     609,588
                                                                 ---------------
                                                                         707,958
                                                                 ---------------
AIRLINES - 0.1%
             8,662  Southwest Airlines Co.                               128,631
                                                                 ---------------
AUTO COMPONENTS - 1.0%
            73,621  Goodyear Tire & Rubber Co.
                    (The)(1)(2)                                        1,147,752
            33,924  TRW Automotive
                    Holdings Corp.(1)(2)                                 995,330
                                                                 ---------------
                                                                       2,143,082
                                                                 ---------------
AUTOMOBILES - 0.3%
            59,971  Ford Motor Company                                   591,314
                                                                 ---------------
BEVERAGES - 1.5%
             6,081  Brown-Forman Corp.                                   362,063
            20,489  Coca-Cola Enterprises                                399,536
            13,359  Constellation Brands Inc.(1)                         347,334
               444  Molson Coors Brewing Co.                              28,420
            43,880  Pepsi Bottling Group Inc.                          1,252,773
            36,261  PepsiAmericas Inc.(2)                                824,213
                                                                 ---------------
                                                                       3,214,339
                                                                 ---------------
BIOTECHNOLOGY - 1.9%
            35,812  Amgen Inc.(1)                                      2,853,142
            17,999  Applera Corporation-Applied
                    Biosystems Group                                     418,297
            13,091  Gilead Sciences, Inc.(1)                             638,317
                                                                 ---------------
                                                                       3,909,756
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
             2,957  USG Corp.(1)(2)                                      203,205
                                                                 ---------------
CAPITAL MARKETS - 1.4%
             5,738  Franklin Resources, Inc.                             481,762
            35,915  Morgan Stanley                                     1,937,255
            10,487  Northern Trust Corp.                                 530,118
                                                                 ---------------
                                                                       2,949,135
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CHEMICALS - 0.5%
            19,927  FMC Corp.(1)                                       1,140,223
                                                                 ---------------
COMMERCIAL BANKS - 4.1%
            72,402  Bank of America Corp.(3)                           3,048,124
            13,741  Comerica Inc.                                        809,345
            53,679  National City Corp.                                1,795,026
            15,276  Wachovia Corp.                                       726,985
            38,014  Wells Fargo & Co.                                  2,226,480
                                                                 ---------------
                                                                       8,605,960
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
            37,535  Cendant Corporation                                  774,722
             2,718  Deluxe Corp.                                         109,155
            10,980  Equifax Inc.                                         383,641
            21,625  John H. Harland Company(2)                           960,150
            12,025  PHH Corp.(1)                                         330,207
             4,240  Republic Services, Inc. Cl A                         149,630
                                                                 ---------------
                                                                       2,707,505
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
            24,625  Cisco Systems Inc.(1)                                441,526
            11,301  Harris Corp.                                         472,382
             9,418  Motorola, Inc.                                       208,044
                                                                 ---------------
                                                                       1,121,952
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
            30,784  Apple Computer, Inc.(1)                            1,650,330
            53,627  Dell Inc.(1)                                       1,834,043
             7,018  Emulex Corp.(1)(2)                                   141,834
            26,088  Hewlett-Packard Co.                                  761,770
             8,315  Intergraph Corp.(1)(2)                               371,764
             6,508  International Business
                    Machines Corp.                                       522,072
             4,536  Western Digital Corp.(1)(2)                           58,650
                                                                 ---------------
                                                                       5,340,463
                                                                 ---------------
CONSUMER FINANCE - 2.6%
            48,350  American Express Co.                               2,777,223
            25,463  Capital One Financial Corp.                        2,024,818
             5,247  CompuCredit Corp.(1)(2)                              233,072
             6,930  WFS Financial Inc.(1)                                465,627
                                                                 ---------------
                                                                       5,500,740
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
             5,684  Greif, Inc. Cl A                                     341,608
            16,140  Silgan Holdings Inc.                                 536,817
                                                                 ---------------
                                                                         878,425
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
               529  Asset Acceptance
                    Capital Corp.(1)(2)                                   15,854
            10,525  Moody's Corp.                                        537,617
                                                                 ---------------
                                                                         553,471
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
            10,830  AT&T Corp.                                           214,434
            16,124  BellSouth Corp.                                      424,061
             1,303  CenturyTel Inc.                                       45,579
            15,055  SBC Communications Inc.                              360,868
            26,309  Verizon Communications                               860,042
                                                                 ---------------
                                                                       1,904,984
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
             5,885  Allegheny Energy, Inc.(1)(2)                         180,787
             6,031  Entergy Corp.                                        448,224
                                                                 ---------------
                                                                         629,011
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
               311  Amphenol Corp. Cl A                                   12,546
            10,428  Arrow Electronics, Inc.(1)                           327,022
                                                                 ---------------
                                                                         339,568
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES(4)
             2,447  Veritas DGC Inc.(1)(2)                                89,609
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
             6,820  7-Eleven, Inc.(1)                                    242,860
            35,576  Kroger Co. (The)(1)                                  732,510
            10,117  Longs Drug Stores Corp.(2)                           433,918
             9,121  Performance Food
                    Group Co.(1)(2)                                      287,859
             2,675  Supervalu Inc.                                        83,246
                                                                 ---------------
                                                                       1,780,393
                                                                 ---------------
FOOD PRODUCTS - 1.8%
            48,119  Archer-Daniels-Midland Co.                         1,186,615
            14,712  Chiquita Brands International Inc.                   411,200
             3,344  Gold Kist Inc.(1)(2)                                  65,375
            54,196  Pilgrim's Pride Corp.(2)                           1,972,735
               147  Seaboard Corp.(2)                                    201,831
                                                                 ---------------
                                                                       3,837,756
                                                                 ---------------
GAS UTILITIES - 0.7%
            53,535  UGI Corp.                                          1,507,010
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
            31,142  Becton Dickinson & Co.                             1,632,776

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            28,558  Hospira Inc.(1)                                    1,170,021
             5,363  Kinetic Concepts Inc.(1)(2)                          304,618
                                                                 ---------------
                                                                       3,107,415
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.3%
               772  Aetna Inc.                                            66,500
            17,118  AmerisourceBergen Corp.                            1,323,221
            31,946  Cardinal Health, Inc.                              2,026,654
             1,495  Express Scripts, Inc. Cl A(1)                         92,989
            44,487  McKesson Corp.                                     2,110,908
            22,398  UnitedHealth Group Incorporated                    1,258,768
                                                                 ---------------
                                                                       6,879,040
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
            18,507  Darden Restaurants, Inc.                             562,058
             9,672  Royal Caribbean Cruises Ltd.(2)                      417,830
                                                                 ---------------
                                                                         979,888
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
            21,814  Black & Decker Corporation                         1,790,711
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.4%
             7,965  Clorox Company                                       442,375
               615  Colgate-Palmolive Co.                                 32,466
             7,667  Energizer Holdings Inc.(1)                           434,719
               571  Kimberly-Clark Corp.                                  33,992
                                                                 ---------------
                                                                         943,552
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.6%
            48,972  AES Corporation (The)(1)                             804,610
             4,033  Constellation Energy Group Inc.                      248,433
            20,446  TXU Corp.                                          2,307,944
                                                                 ---------------
                                                                       3,360,987
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.1%
             2,865  Teleflex Inc.                                        201,983
                                                                 ---------------
INSURANCE - 3.7%
             6,333  Arch Capital Group Ltd.(1)                           314,053
            31,077  Axis Capital Holdings Limited                        886,005
            43,271  Berkley (W.R.) Corp.                               1,708,339
            13,565  Chubb Corp.                                        1,214,746
            50,136  Endurance Specialty Holdings Ltd.                  1,710,139
            24,528  First American
                    Financial Corp. (The)                              1,120,194
             1,378  Loews Corp.                                          127,341
             1,276  MetLife, Inc.                                         63,583
             2,104  Protective Life Corporation                           86,643
               631  St. Paul Travelers
                    Companies, Inc. (The)                                 28,313

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             6,985  Zenith National Insurance Corp.                      437,890
                                                                 ---------------
                                                                       7,697,246
                                                                 ---------------
IT SERVICES - 0.9%
            31,881  Accenture Ltd. Cl A(1)                               811,690
               365  Alliance Data Systems Corp.(1)(2)                     14,290
            21,465  Computer Sciences Corp.(1)                         1,015,509
               819  Global Payments Inc.(2)                               63,653
                                                                 ---------------
                                                                       1,905,142
                                                                 ---------------
MACHINERY - 0.9%
            21,094  Cummins Inc.                                       1,856,061
             1,611  Danaher Corp.                                         86,720
             1,645  Navistar International Corp.(1)                       53,347
                                                                 ---------------
                                                                       1,996,128
                                                                 ---------------
MEDIA - 3.2%
            10,149  Dex Media Inc.                                       282,041
            76,423  Disney (Walt) Co.                                  1,844,087
             4,826  John Wiley & Sons Inc. Cl A                          201,437
            10,974  Regal Entertainment Group(2)                         219,919
               856  Scholastic Corp.(1)                                   31,638
           101,747  Time Warner Inc.                                   1,842,638
            71,422  Viacom, Inc. Cl B                                  2,357,640
                                                                 ---------------
                                                                       6,779,400
                                                                 ---------------
METALS & MINING - 2.0%
            25,703  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    1,248,909
             6,523  Nucor Corp.                                          384,792
            18,609  Phelps Dodge Corp.                                 2,417,867
             2,690  Quanex Corporation(2)                                178,132
                                                                 ---------------
                                                                       4,229,700
                                                                 ---------------
MULTILINE RETAIL - 0.8%
            24,709  Federated Department Stores, Inc.                  1,652,291
             1,069  Sears Holdings Corp.(1)                              133,005
                                                                 ---------------
                                                                       1,785,296
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.1%
            22,482  Chevron Corp.                                      1,455,260
             9,330  ConocoPhillips                                       652,260
            91,511  Exxon Mobil Corp.                                  5,814,652
             4,109  Kerr-McGee Corp.                                     399,025
            29,276  Marathon Oil Corp.                                 2,017,995
            27,682  Sunoco, Inc.                                       2,164,732
             3,088  Valero Energy Corp.                                  349,129
                                                                 ---------------
                                                                      12,853,053
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.3%
            13,604  Potlatch Corp.                                       709,040
                                                                 ---------------
PHARMACEUTICALS - 3.0%
             4,606  Allergan, Inc.                                       422,002
            54,355  Johnson & Johnson                                  3,439,584
            56,044  King Pharmaceuticals, Inc.(1)                        861,957
            59,909  Pfizer, Inc.                                       1,495,928
                                                                 ---------------
                                                                       6,219,471
                                                                 ---------------
REAL ESTATE - 0.2%
            22,448  Trizec Properties Inc.(2)                            517,651
                                                                 ---------------
ROAD & RAIL - 0.1%
               400  Burlington Northern
                    Santa Fe Corp.                                        23,920
             2,147  Union Pacific Corp.                                  153,940
                                                                 ---------------
                                                                         177,860
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.3%
           136,863  Intel Corp.                                        3,373,672
            43,035  Texas Instruments Inc.                             1,458,887
                                                                 ---------------
                                                                       4,832,559
                                                                 ---------------
SOFTWARE - 1.1%
             7,635  Autodesk, Inc.                                       354,569
               633  BMC Software Inc.(1)                                  13,356
             5,755  Cadence Design Systems Inc.(1)                        93,001
             5,197  Intuit Inc.(1)                                       232,878
            21,442  Microsoft Corporation                                551,703
            40,359  Oracle Corp.(1)                                      500,048
            60,320  Parametric Technology Corp.(1)                       420,430
             3,280  Symantec Corp.(1)                                     74,325
                                                                 ---------------
                                                                       2,240,310
                                                                 ---------------
SPECIALTY RETAIL - 1.3%
               560  American Eagle Outfitters, Inc.                       13,177
             5,179  Barnes & Noble Inc.                                  195,248
            13,318  Best Buy Co., Inc.                                   579,733
            13,990  Charming Shoppes, Inc.(1)(2)                         149,273
             9,114  Children's Place Retail Stores, Inc.
                    (The)(1)(2)                                          324,823
            29,299  Home Depot, Inc.                                   1,117,464
            16,507  Payless ShoeSource, Inc.(1)                          287,222
                                                                 ---------------
                                                                       2,666,940
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
             1,214  Corus Bankshares Inc.(2)                              66,564
            11,035  Downey Financial Corp.(2)                            672,032
            14,772  Golden West Financial Corp.                          877,308

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
            21,290  Washington Mutual, Inc.                              834,994
                                                                 ---------------
                                                                       2,450,898
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.1%
             2,813  ALLTEL Corp.                                         183,154
            85,522  Sprint Nextel Corp.                                2,033,714
                                                                 ---------------
                                                                       2,216,868
                                                                 ---------------
TOTAL COMMON STOCKS                                                  127,151,758
(Cost $108,270,713)                                              ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) - 13.1%
        $1,750,000  FHLMC, 5.00%,
                    settlement date 10/18/05(6)                        1,745,625
           136,235  FHLMC, 7.00%, 11/1/13                                142,290
           201,418  FHLMC, 6.50%, 6/1/16                                 207,969
           148,975  FHLMC, 6.50%, 6/1/16                                 153,821
         1,691,282  FHLMC, 5.00%, 11/1/17(3)                           1,688,564
         1,133,419  FHLMC, 4.50%, 1/1/19                               1,111,834
            45,229  FHLMC, 6.50%, 1/1/28                                  46,687
            31,650  FHLMC, 6.50%, 6/1/29                                  32,649
            38,936  FHLMC, 8.00%, 7/1/30                                  41,537
         1,072,669  FHLMC, 5.50%, 12/1/33                              1,073,789
         2,184,748  FNMA, 6.00%, settlement date
                    10/13/05(6)                                        2,221,616
         3,238,000  FNMA, 6.50%, settlement date
                    10/13/05(6)                                        3,333,117
         3,400,000  FNMA, 5.00%, settlement date
                    10/18/05(6)                                        3,391,501
         1,790,000  FNMA, 5.50%, settlement date
                    10/18/05(6)                                        1,816,292
           227,207  FNMA, 5.50%, 12/1/08                                 230,820
            15,286  FNMA, 6.50%, 11/1/11                                  15,812
            38,565  FNMA, 6.00%, 4/1/13                                   39,676
            15,139  FNMA, 6.00%, 4/1/13                                   15,575
            15,936  FNMA, 6.00%, 5/1/13                                   16,395
            11,756  FNMA, 6.50%, 6/1/13                                   12,168
            87,388  FNMA, 6.50%, 6/1/13                                   90,451
            24,628  FNMA, 6.00%, 7/1/13                                   25,338
           187,720  FNMA, 6.00%, 1/1/14                                  193,129
           598,070  FNMA, 4.50%, 5/1/19                                  586,070
           569,416  FNMA, 4.50%, 5/1/19                                  557,990
             7,482  FNMA, 6.50%, 1/1/28                                    7,730
            49,703  FNMA, 7.00%, 1/1/28                                   52,124
            90,404  FNMA, 6.50%, 1/1/29                                   93,370
            81,634  FNMA, 7.50%, 7/1/29                                   86,487
            43,229  FNMA, 7.50%, 9/1/30                                   45,756
           127,379  FNMA, 6.50%, 1/1/32                                  131,316
           691,902  FNMA, 5.50%, 6/1/33                                  692,223
         1,220,128  FNMA, 5.50%, 7/1/33(6)                             1,220,694
           629,814  FNMA, 5.50%, 8/1/33                                  630,106
           851,181  FNMA, 5.00%, 11/1/33                                 835,223
         2,365,958  FNMA, 5.50%, 1/1/34(3)                             2,367,055
         1,191,740  FNMA, 6.00%, 7/1/35                                1,211,926
           103,968  GNMA, 7.00%, 4/20/26                                 109,120
            62,619  GNMA, 7.50%, 8/15/26                                  66,647
            27,169  GNMA, 7.00%, 2/15/28                                  28,603
            49,129  GNMA, 7.50%, 2/15/28                                  52,222
            41,897  GNMA, 6.50%, 3/15/28                                  43,690

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            28,836  GNMA, 6.50%, 3/15/28                                  30,070
             7,627  GNMA, 6.50%, 5/15/28                                   7,953
             3,662  GNMA, 6.50%, 5/15/28                                   3,818
            44,657  GNMA, 7.00%, 12/15/28                                 47,013
            21,745  GNMA, 8.00%, 12/15/29                                 23,294
           218,047  GNMA, 7.00%, 5/15/31                                 229,327
           862,455  GNMA, 5.50%, 11/15/32                                871,445
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            27,677,927
(Cost $27,818,159)                                               ---------------

CORPORATE BONDS - 9.6%
AEROSPACE & DEFENSE - 0.2%
           280,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       277,249
           140,000  United Technologies Corp.,
                    5.40%, 5/1/35                                        140,389
                                                                 ---------------
                                                                         417,638
                                                                 ---------------
BEVERAGES - 0.2%
            90,000  Diageo Capital plc,
                    4.375%, 5/3/10                                        88,628
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $254,055)(7)                                    246,614
                                                                 ---------------
                                                                         335,242
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           230,000  Genentech, Inc., 4.75%, 7/15/15
                    (Acquired 7/13/05,
                    Cost $229,855)(7)                                    226,016
                                                                 ---------------
CAPITAL MARKETS - 0.5%
           250,000  Goldman Sachs Group, Inc.,
                    5.70%, 9/1/12                                        259,665
           250,000  Goldman Sachs Group, Inc.,
                    5.25%, 10/15/13                                      252,667
           170,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        166,355
           130,000  Morgan Stanley, 4.00%, 1/15/10                       125,935
           100,000  Morgan Stanley, 4.25%, 5/15/10                        97,575
           130,000  Morgan Stanley, 4.75%, 4/1/14                        125,635
                                                                 ---------------
                                                                       1,027,832
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
           100,000  AmSouth Bancorp., 5.20%, 4/1/15                      101,270
           600,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      589,638
           200,000  SouthTrust Corp., 5.80%, 6/15/14                     209,569
           230,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       226,244
           340,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       335,884
           250,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       249,021
                                                                 ---------------
                                                                       1,711,626
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           100,000  R.R. Donnelley & Sons Company,
                    3.75%, 4/1/09                                         95,935
           150,000  R.R. Donnelley & Sons Company,
                    4.95%, 5/15/10 (Acquired
                    5/18/05-5/19/05,
                    Cost $149,643)(7)                                    149,413

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           180,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                       203,265
                                                                 ---------------
                                                                         448,613
                                                                 ---------------
CONSUMER FINANCE - 0.2%
           200,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      197,999
           230,000  Capital One Financial Corp.,
                    4.80%, 2/21/12                                       224,607
                                                                 ---------------
                                                                         422,606
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
           350,000  Ball Corp., 7.75%, 8/1/06                            357,875
                                                                 ---------------
DIVERSIFIED - 0.6%
           836,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02,
                    Cost $877,233)(7)                                    998,296
           210,000  PNC Bank N.A., 4.875%, 9/21/17                       204,246
                                                                 ---------------
                                                                       1,202,542
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
           250,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       249,230
           300,000  Citigroup Inc., 5.00%, 9/15/14                       298,914
           110,000  Ford Motor Credit Co., 6.50%,
                    1/25/07                                              110,162
           130,000  Ford Motor Credit Co., 7.375%,
                    10/28/09                                             125,681
           170,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      180,505
           200,000  General Motors Acceptance Corp.,
                    6.125%, 8/28/07                                      196,966
            80,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14(2)                                     69,701
           145,000  HSBC Finance Corp., 4.75%,
                    4/15/10                                              144,590
           170,000  HSBC Finance Corp., 4.625%,
                    9/15/10                                              168,004
           300,000  J.P. Morgan Chase & Co., 6.75%,
                    2/1/11                                               324,990
           230,000  Xlliac Global Funding, 4.80%,
                    8/10/10 (Acquired 8/3/05,
                    Cost $229,223)(7)                                    228,759
                                                                 ---------------
                                                                       2,097,502
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.7%
           164,000  AT&T Corp., 9.05%, 11/15/11                          185,525
           240,000  British Telecommunications plc,
                    7.00%, 5/23/07                                       248,189
           150,000  Deutsche Telekom International
                    Finance BV, 8.50%, 6/15/10                           170,227
           100,000  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                           101,120
           100,000  France Telecom, 8.00%, 3/1/11                        113,674
           220,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      259,235
            90,000  Sprint Capital Corp.,
                    8.75%, 3/15/32                                       121,052
           130,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       124,949
           130,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       127,987
           130,000  Verizon Virginia Inc., 4.625%,
                    3/15/13                                              124,633
                                                                 ---------------
                                                                       1,576,591
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
           150,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        150,524
           150,000  CenterPoint Energy
                    Resources Corp., 6.50%, 2/1/08                       155,115
           140,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        138,149

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           100,000  Tampa Electric Co.,
                    6.375%, 8/15/12                                      107,757
                                                                 ---------------
                                                                         551,545
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
           140,000  CVS Corp., 4.00%, 9/15/09                            136,232
           130,000  Kroger Co. (The), 6.80%, 4/1/11                      138,704
           150,000  Safeway Inc., 6.50%, 3/1/11(2)                       156,644
           230,000  Wal-Mart Stores Inc.,
                    4.125%, 7/1/10                                       224,682
                                                                 ---------------
                                                                         656,262
                                                                 ---------------
FOOD PRODUCTS - 0.2%
           210,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-8/18/05,
                    Cost $206,135)(7)                                    205,017
           140,000  WM Wrigley Jr. Co., 4.30%,
                    7/15/10                                              138,238
                                                                 ---------------
                                                                         343,255
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           220,000  Baxter Financial Corp., 4.75%,
                    10/15/10 (Acquired 9/28/05,
                    Cost $219,327)(6)(7)                                 218,648
           240,000  Beckman Coulter Inc.,
                    7.45%, 3/4/08                                        253,947
                                                                 ---------------
                                                                         472,595
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
           200,000  Mandalay Resort Group, 6.45%,
                    2/1/06(2)                                            201,750
           350,000  MGM Mirage, 6.00%, 10/1/09                           347,375
           350,000  Yum! Brands Inc.,
                    8.875%, 4/15/11                                      415,041
                                                                 ---------------
                                                                         964,166
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
           200,000  D.R. Horton Inc., 7.875%, 8/15/11                    219,393
           140,000  KB Home, 6.375%, 8/15/11                             141,031
                                                                 ---------------
                                                                         360,424
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
           550,000  General Electric Co.,
                    5.00%, 2/1/13                                        555,416
                                                                 ---------------
INSURANCE - 0.5%
           250,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08
                    (Acquired 9/3/03,
                    Cost $249,510)(7)                                    247,025
           250,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                       262,428
           130,000  Genworth Financial Inc.,
                    4.95%, 10/1/15                                       128,132
            90,000  MetLife, Inc., 5.00%, 6/15/15                         89,008
           250,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $249,995)(7)                                    245,491
           140,000  Prudential Financial Inc.,
                    5.40%, 6/13/35                                       133,912
                                                                 ---------------
                                                                       1,105,996
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL(4)
            50,000  IAC/InterActiveCorp,
                    7.00%, 1/15/13                                        52,788
                                                                 ---------------
MACHINERY - 0.1%
           260,000  John Deere Capital Corp.,
                    4.50%, 8/25/08(2)                                    259,160
                                                                 ---------------
MEDIA - 0.7%
            48,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        56,873
           500,000  Comcast Corp., 5.50%, 3/15/11(2)                     510,125
           360,000  Cox Communications Inc.,
                    4.625%, 1/15/10                                      352,327
           250,000  News America Holdings,
                    7.75%, 1/20/24                                       287,522
           230,000  Reed Elsevier Capital Inc.,
                    4.625%, 6/15/12                                      223,749
                                                                 ---------------
                                                                       1,430,596
                                                                 ---------------
METALS & MINING - 0.1%
           170,000  Alcan Inc., 4.50%, 5/15/13                           164,288
            50,000  Alcan Inc., 5.00%, 6/1/15                             49,264
                                                                 ---------------
                                                                         213,552
                                                                 ---------------
MULTI-UTILITIES - 0.4%
           250,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(2)                                   246,679
           130,000  Dominion Resources Inc.,
                    4.75%, 12/15/10(2)                                   128,702
           220,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                       215,506
           150,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        156,597
                                                                 ---------------
                                                                         747,484
                                                                 ---------------
MULTILINE RETAIL - 0.2%
           100,000  May Department Stores Co.,
                    3.95%, 7/15/07                                        98,637
           300,000  May Department Stores Co.,
                    4.80%, 7/15/09                                       299,066
                                                                 ---------------
                                                                         397,703
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
           300,000  Devon Energy Corp.,
                    2.75%, 8/1/06                                        295,098
           350,000  Enterprise Products
                    Operating LP, 4.95%, 6/1/10                          344,343
            60,000  Magellan Midstream Partners,
                    5.65%, 10/15/16                                       60,860
            95,000  Nexen Inc., 5.875%, 3/10/35                           93,441
           190,000  XTO Energy Inc., 5.30%, 6/30/15                      190,315
                                                                 ---------------
                                                                         984,057
                                                                 ---------------
PHARMACEUTICALS(4)
           100,000  Schering-Plough Corp.,
                    5.55%, 12/1/13                                       103,281
                                                                 ---------------
ROAD & RAIL - 0.2%
           300,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        333,532
           200,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       201,254
                                                                 ---------------
                                                                         534,786
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
SOFTWARE - 0.1%
           200,000  Computer Associates
                    International Inc., 4.75%, 12/1/09
                    (Acquired 12/9/04,
                    Cost $202,868)(7)                                    196,406
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           250,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       256,257
           210,000  Vodafone Group plc,
                    5.00%, 9/15/15                                       208,808
                                                                 ---------------
                                                                         465,065
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 20,218,620
(Cost $20,166,162)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(5) - 6.0%
         5,423,327  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.73%, 10/1/05                                       139,672
         1,200,000  Bank of America Mortgage
                    Securities, Series 2004 F,
                    Class 2A5, VRN, 4.16%,
                    10/1/05(3)                                         1,173,111
         1,050,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                          1,029,219
         6,500,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.81%, 10/1/05                        246,903
           249,771  Bear Stearns Commercial
                    Mortgage Securities,
                    Series 2004 BA5A, Class A1, VRN,
                    3.90%, 10/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.13% with no caps (Acquired
                    12/15/04, Cost $249,771)(7)                          249,931
           547,982  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 3.90%, 10/17/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                              548,507
           241,536  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2004 HTL1, Class A1, VRN,
                    4.01%, 10/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.24% with no caps                                   241,785
           639,747  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    3.87%, 10/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $639,747)(7)                           640,045
           783,782  FHLMC, Series 2005-2937,
                    Class KA, 4.50%, 12/15/14                            782,157
           408,541  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        407,600
         1,100,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                       1,083,965
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27(3)                               968,870
           900,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    4.65%, 7/30/30(3)                                    885,922
           599,971  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    3.87%, 10/15/05, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $599,971)(7)                           599,690
           116,331  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             117,463

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           748,186  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 3.87%,
                    10/17/05, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps, (Acquired 3/24/05, Cost
                    $748,186)(7)                                         748,400
           750,000  Washington Mutual, Series 2004
                    AR4, Class A6, 3.81%, 6/25/34                        726,381
           600,000  Washington Mutual, Series 2004
                    AR9, Class A6, 4.28%, 8/25/34(3)                     587,275
           970,000  Washington Mutual, Series 2004
                    AR9, Class A7, VRN, 4.19%,
                    10/1/05(3)                                           954,387
           465,523  Washington Mutual, Series 2005
                    AR11, Class A1C1, VRN, 4.03%,
                    10/25/05, resets monthly off the
                    1-month LIBOR plus 0.20%
                    with no caps                                         465,523
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             12,596,806
(Cost $12,747,877)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 5.7%
           800,000  FHLB, 4.43%, 4/7/08                                  795,922
         1,880,000  FHLB, 4.60%, 4/11/08(3)                            1,874,950
         3,620,000  FHLMC, 4.25%, 2/28/07(3)                           3,615,494
           300,000  FHLMC, 6.75%, 9/15/29                                374,973
         2,900,000  FNMA, 5.25%, 4/15/07(3)                            2,937,584
           500,000  FNMA, 6.625%, 10/15/07                               521,603
           800,000  FNMA, 5.75%, 2/15/08(2)                              823,972
           900,000  FNMA, 6.125%, 3/15/12(2)                             978,372
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               11,922,870
(Cost $12,032,206)                                               ---------------

U.S. TREASURY SECURITIES - 5.5%
           800,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21(2)                                        1,107,688
         2,200,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(2)                                         2,631,321
         1,150,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31(2)                                         1,288,720
         1,521,240  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(3)                           1,655,894
         2,711,934  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15(2)                          2,736,724
         1,295,000  U.S. Treasury Notes, 4.00%,
                    8/31/07(2)                                         1,291,005
           200,000  U.S. Treasury Notes, 4.75%,
                    5/15/14(2)                                           206,109
           600,000  U.S. Treasury Notes, 4.125%,
                    5/15/15(2)                                           589,852
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        11,507,313
(Cost $11,402,221)                                               ---------------

ASSET-BACKED SECURITIES(5) - 3.9%
            24,756  ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $24,690)(7)                             24,616
           261,277  Accredited Mortgage Loan Trust,
                    Series 2004-4, Class A2A, VRN,
                    3.98%, 10/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps                                   261,498
            11,262  AQ Finance Net Interest Margin,
                    Series 2004 RN4, Class A, 4.60%,
                    7/25/34 (Acquired 6/9/04,
                    Cost $11,253)(7)                                      11,242
            22,185  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $22,185)(7)                                      22,096

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
             9,401  Argent Net Interest Margin,
                    Series 2004 WN8, Class A, 4.70%,
                    7/25/34 (Acquired 6/18/04,
                    Cost $9,392)(7)                                        9,390
            16,331  Argent Net Interest Margin,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $16,330)(7)                                      16,310
            22,067  Argent Net Interest Margin,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired
                    10/19/04, Cost $22,067)(7)                            22,018
            26,945  Asset Backed Funding Corp.
                    Net Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                        26,793
           800,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 3.83%, 10/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                        801,131
            93,867  Centex Home Equity,
                    Series 2004 C, Class AF1,
                    VRN, 2.82%, 10/1/05                                   93,488
           800,000  CNH Equipment Trust,
                    Series 2004 A, Class A3A, VRN,
                    3.84%, 10/17/05, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                   800,794
            27,174  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                             27,082
             7,098  Countrywide Asset-Backed
                    Certificates, Series 2004-11,
                    Class A1, VRN, 4.02%, 10/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.19% with no caps                          7,102
            20,530  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04,
                    Cost $20,519)(7)                                      20,427
           256,994  Countrywide Asset-Backed
                    Certificates, Series 2004-13,
                    Class AV1, VRN, 3.97%, 10/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.14% with no caps                        257,202
           827,199  Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 3.95%,
                    10/25/05, resets monthly off the
                    1-month LIBOR plus 0.12%
                    with no caps                                         827,581
           122,516  Equifirst Mortgage Loan Trust,
                    Series 2004-3, Class A1, VRN,
                    3.99%, 10/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.16% with no caps                                   122,602
            19,729  Finance America Net Interest
                    Margin, Series 2004-1, Class A,
                    5.25%, 6/27/34                                        19,719
           232,693  First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2004 FF11, Class 2A1,
                    VRN, 3.98%, 10/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.15% with no caps                              232,834
           383,294  First Franklin Mortgage Loan
                    Asset Backed Certificates,
                    Series 2005 FF4, Class 2A1, VRN,
                    3.91%, 10/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.08% with no caps                                   383,587
         1,725,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 3.81%, 10/15/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with
                    no caps(3)                                         1,727,093
             4,551  Fremont Net Interest Margin,
                    Series 2004 B, 4.70%, 5/25/34
                    (Acquired 5/20/04,
                    Cost $4,551)(7)                                        4,548
            26,873  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $26,885)(7)                                      26,906
            21,690  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $21,737)(7)                             21,601
            87,789  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $87,789)(7)                                      87,530
           219,311  NovaStar Home Equity Loan,
                    Series 2004-4, Class A2A, VRN,
                    4.02%, 10/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.19% with a cap of 11.00%                           219,469

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           515,980  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    3.95%, 10/25/05, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                           516,398
            15,712  NovaStar Net Interest Margin,
                    Series 2004 N2, Class X, O and P,
                    4.46%, 6/26/34 (Acquired
                    7/20/04, Cost $15,712)(7)                             15,662
           338,710  Park Place Securities Inc.,
                    Series 2004 WHQ2, Class A3B,
                    VRN, 3.99%, 10/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.16% with no caps                              338,944
           320,163  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.00%, 10/25/05,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%                                               320,429
           100,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                        97,622
           216,826  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 3.97%, 10/25/05, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                              216,982
            17,759  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired
                    8/5/04, Cost $17,733)(7)                              17,747
            31,504  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $31,573)(7)                                      31,347
            20,089  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04,
                    Cost $20,088)(7)                                      20,074
           490,829  SLM Student Loan Trust,
                    Series 2005-2, Class A1, VRN,
                    3.63%, 10/25/05, resets quarterly
                    off the 3-month LIBOR minus
                    0.02% with no caps                                   490,980
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          8,140,844
(Cost $8,138,116)                                                ---------------

MUNICIPAL SECURITIES - 0.6%
           900,000  Commonwealth of Massachusetts
                    Rev., 5.50%, 1/1/34 (FGIC)(3)                      1,056,708
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33(3)                                     296,643
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             1,353,351
(Cost $1,398,745)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.4%
           270,000  Province of Quebec,
                    5.00%, 7/17/09                                       274,452
           280,000  Republic of Italy,
                    4.00%, 6/16/08(2)                                    276,998
           240,000  United Mexican States,
                    5.875%, 1/15/14(2)                                   248,760
            50,000  United Mexican States,
                    6.75%, 9/27/34(2)                                     53,375
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   853,585
(Cost $855,029)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
         2,900,000  FHLB Discount Notes, 3.18%,
                    10/3/05(3)(8)                                      2,900,000
                                                                 ---------------
(Cost $2,899,488)

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(9) - 8.4%
REPURCHASE AGREEMENTS
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S Government Agency
obligations in a pooled account at the lending
agent ), 3.88%, dated 9/30/05, due 10/3/05
(Delivery value $7,678,690)                                            7,676,208
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 3.94%,
dated 9/30/05, due 10/3/05
(Delivery value $10,003,283)                                          10,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                17,676,208
(Cost $17,676,208)                                               ---------------

TOTAL INVESTMENT SECURITIES - 114.9%                                 241,999,282
                                                                 ---------------
(Cost $223,404,924)

OTHER ASSETS AND LIABILITIES - (14.9)%                              (31,306,695)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 210,692,587
                                                                 ===============

FUTURES CONTRACTS*

                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                Date            Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 4  S&P 500 Futures                December 2005   $ 1,235,500       $   7,531
17  U.S. Treasury 10-Year Notes    December 2005     1,868,672         (17,570)
                                                  ------------------------------
                                                   $ 3,104,172       $ (10,039)
                                                  ==============================

                                   Expiration      Underlying Face   Unrealized
Contracts Sold                     Date            Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
42  U.S. Treasury 2-Year Notes     December 2005   $ 8,647,406       $  14,343
10  U.S. Treasury 5-Year Notes     December 2005     1,068,594           6,540
                                                  ------------------------------
                                                   $ 9,716,000       $  20,883
                                                  ==============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LB-UBS = Lehman Brothers Inc. - UBS AG
GSAMP = Goldman Sachs Mortgage Pass-through
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
seq = sequential payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts.(reg.sm) Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2005.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2005. The aggregate value of securities on loan at September 30, 2005, was
    $20,876,417.
(3) Security, or a portion thereof, has been segregated for a futures contract, when-issued security and/or forward commitment.
(4) Industry is less than 0.05% of total net assets.
(5) Final maturity indicated, unless otherwise noted.
(6) Forward commitment or when-issued security.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2005, was
    $5,551,265, which represented 2.6% of total net assets.
(8) The rate indicated is the yield to maturity at purchase.
(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP BALANCED - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $224,237,829
                                                                 ===============
Gross tax appreciation of investments                              $ 20,161,897
Gross tax depreciation of investments                                (2,400,444)
                                                                 ---------------
Net tax appreciation of investments                                $ 17,761,453
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP CAPITAL APPRECIATION FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
AEROSPACE & DEFENSE - 7.8%
           125,100  Goodrich Corporation                           $   5,546,934
            63,800  L-3 Communications Holdings, Inc.                  5,044,666
           178,100  Precision Castparts Corp.                          9,457,110
            79,827  Rockwell Collins                                   3,857,241
                                                                 ---------------
                                                                      23,905,951
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.6%
            53,000  Forward Air Corp.                                  1,952,520
            38,500  UTI Worldwide Inc.                                 2,991,450
                                                                 ---------------
                                                                       4,943,970
                                                                 ---------------
BIOTECHNOLOGY - 1.7%
            31,600  CV Therapeutics, Inc.(1)                             845,300
            21,800  Martek Biosciences Corporation(1)                    765,834
            73,400  Protein Design Labs, Inc.(1)                       2,055,200
            27,412  Techne Corp.(1)                                    1,561,936
                                                                 ---------------
                                                                       5,228,270
                                                                 ---------------
CAPITAL MARKETS - 1.0%
            28,800  Legg Mason, Inc.                                   3,159,072
                                                                 ---------------
CHEMICALS - 1.8%
            89,900  Monsanto Co.                                       5,641,225
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.1%
            31,600  ADC Telecommunications, Inc.(1)                      722,376
           167,584  Arris Group Inc.(1)                                1,987,546
            28,100  Comverse Technology, Inc.(1)                         738,187
           257,300  Corning Inc.(1)                                    4,973,609
            27,100  Harris Corp.                                       1,132,780
                                                                 ---------------
                                                                       9,554,498
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.3%
           130,800  Apple Computer, Inc.(1)                            7,012,188
            65,500  Electronics for Imaging, Inc.(1)                   1,502,570
            34,300  Intergraph Corp.(1)                                1,533,553
                                                                 ---------------
                                                                      10,048,311
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.6%
           136,288  Chicago Bridge & Iron Company
                    New York Shares                                    4,237,194
           303,000  Chiyoda Corporation ORD                            5,573,579
            49,200  Foster Wheeler Ltd.(1)                             1,519,788
            29,300  Granite Construction Inc.                          1,120,432
            24,200  Jacobs Engineering Group Inc.(1)                   1,631,080
                                                                 ---------------
                                                                      14,082,073
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 1.7%
            99,871  Cemex SA de CV ADR                                 5,223,253
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.8%
            49,100  Weight Watchers
                    International, Inc.(1)                             2,532,578
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.0%
           122,100  Vestas Wind Systems AS ORD(1)                      2,948,397
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.7%
            75,874  FLIR Systems, Inc.(1)                              2,244,353
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 10.6%
            54,200  Aker Kvaerner ASA ORD(1)                           3,194,808
            68,000  BJ Services Co.                                    2,447,320
            34,824  Cooper Cameron Corp.(1)                            2,574,538
            13,399  Hanover Compressor Co.(1)                            185,710
           224,429  National Oilwell Varco, Inc.(1)                   14,767,429
            59,281  Noble Corp.                                        4,058,378
            53,400  Technip SA ORD                                     3,158,717
            31,660  TETRA Technologies, Inc.(1)                          988,425
            16,141  Todco Cl A                                           673,241
            10,600  Weatherford International Ltd.(1)                    727,796
                                                                 ---------------
                                                                      32,776,362
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.0%
           231,400  CVS Corp.                                          6,712,914
         1,083,366  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                       5,518,465
                                                                 ---------------
                                                                      12,231,379
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.3%
            45,614  Bard (C.R.), Inc.                                  3,011,892
            52,500  Cooper Companies, Inc. (The)                       4,022,025
            54,626  Dade Behring Holdings Inc.                         2,002,589
            59,700  Gen-Probe Inc.(1)                                  2,952,165
            12,500  Inamed Corp.(1)                                      946,000
            10,600  Intuitive Surgical Inc.(1)                           776,874
            22,100  Mentor Corp.                                       1,215,721
            75,100  ResMed Inc.(1)                                     5,981,716
            38,000  Varian Medical Systems, Inc.(1)                    1,501,380
                                                                 ---------------
                                                                      22,410,362
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 12.1%
           118,994  Aetna Inc.                                        10,250,142
           161,200  Caremark Rx Inc.(1)                                8,048,716
            92,545  Covance Inc.(1)                                    4,441,235
            79,386  Coventry Health Care Inc.(1)                       6,828,784
           106,454  Omnicare, Inc.                                     5,985,908

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            40,673  SFBC International, Inc.(1)                        1,805,474
                                                                 ---------------
                                                                      37,360,259
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.9%
            30,781  Harrah's Entertainment, Inc.                       2,006,613
           106,100  Scientific Games Corp. Cl A(1)                     3,289,100
            99,600  Station Casinos Inc.                               6,609,456
                                                                 ---------------
                                                                      11,905,169
                                                                 ---------------
HOUSEHOLD DURABLES - 3.1%
           516,400  Corporacion GEO, SA de CV,
                    Series B ORD(1)                                    1,606,855
            21,300  Garmin Ltd.                                        1,444,779
            39,276  Harman International
                    Industries Inc.                                    4,016,756
            60,000  Jarden Corp.(1)                                    2,464,200
                                                                 ---------------
                                                                       9,532,590
                                                                 ---------------
INSURANCE - 2.1%
           111,759  HCC Insurance Holdings, Inc.                       3,188,484
            63,500  MetLife, Inc.                                      3,164,205
                                                                 ---------------
                                                                       6,352,689
                                                                 ---------------
IT SERVICES - 0.9%
            37,800  Alliance Data Systems Corp.(1)                     1,479,870
            18,700  Global Payments Inc.                               1,453,364
                                                                 ---------------
                                                                       2,933,234
                                                                 ---------------
MACHINERY - 2.0%
            16,300  ITT Industries, Inc.                               1,851,680
            24,075  JLG Industries Inc.                                  880,904
            31,171  Joy Global Inc.                                    1,572,889
            37,546  Manitowoc Co.                                      1,886,686
                                                                 ---------------
                                                                       6,192,159
                                                                 ---------------
MEDIA - 1.0%
            81,600  Rogers Communications Inc.
                    Cl B ORD                                           3,213,439
                                                                 ---------------
METALS & MINING - 0.5%
            11,700  Phelps Dodge Corp.                                 1,520,181
                                                                 ---------------
MULTILINE RETAIL - 0.5%
           118,000  Takashimaya Co. Ltd. ORD                           1,501,743
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.9%
            29,200  EOG Resources Inc.                                 2,187,080
            17,500  Foundation Coal Holdings, Inc.                       672,875
            26,800  Peabody Energy Corp.                               2,260,580
            92,800  Southwestern Energy Company(1)                     6,811,520

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            14,600  Valero Energy Corp.                                1,650,676
            33,333  XTO Energy Inc.                                    1,510,652
                                                                 ---------------
                                                                      15,093,383
                                                                 ---------------
PHARMACEUTICALS(2)
                28  Medicis Pharmaceutical Corp. Cl A                        912
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.8%
           197,195  Cypress Semiconductor Corp.(1)                     2,967,785
            85,900  Intersil Corp. Cl A                                1,870,902
            80,000  Microsemi Corporation(1)                           2,043,200
            19,500  Silicon Laboratories Inc.(1)                         592,605
            24,119  Varian Semiconductor
                    Equipment Associates, Inc.(1)                      1,021,922
                                                                 ---------------
                                                                       8,496,414
                                                                 ---------------
SOFTWARE - 1.6%
            54,300  Autodesk, Inc.                                     2,521,692
            29,500  McAfee Inc.(1)                                       926,890
            18,900  MicroStrategy Inc.(1)                              1,328,481
                                                                 ---------------
                                                                       4,777,063
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
            38,889  Men's Wearhouse, Inc. (The)(1)                     1,038,336
           100,300  Tiffany & Co.                                      3,988,931
                                                                 ---------------
                                                                       5,027,267
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
            43,900  Polo Ralph Lauren Corp.                            2,208,170
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 10.4%
           367,000  America Movil SA de CV
                    Series L ADR                                       9,659,440
            73,800  American Tower Corp. Cl A(1)                       1,841,310
           244,768  NII Holdings, Inc.(1)                             20,670,658
                                                                 ---------------
                                                                      32,171,408
                                                                 ---------------
TOTAL COMMON STOCKS                                                  305,216,134
(Cost $239,364,300)                                              ---------------

TEMPORARY CASH INVESTMENTS - 0.6%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$1,736,719), in a joint trading account
at 3.10%, dated 9/30/05, due
10/3/05 (Delivery value $1,700,439)                                    1,700,000
                                                                 ---------------
(Cost $1,700,000)

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.7%                                  306,916,134
                                                                 ---------------
(Cost $241,064,300)

OTHER ASSETS AND LIABILITIES - 0.3%                                    1,046,106
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 307,962,240
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

CONTRACTS TO SELL           SETTLEMENT DATE      VALUE     UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------
  1,960,848  CAD for USD       10/31/2005     $1,688,765          $(21,406)
  7,657,250  DKK for USD       10/31/2005      1,234,289             1,090
  1,256,050  DKK for USD       10/31/2005        202,466               440
    351,078  Euro for USD      10/31/2005        422,312               155
    310,922  Euro for USD      10/31/2005        374,008               296
    632,948  Euro for USD      10/31/2005        761,374               406
157,938,750  JPY for USD       10/31/2005      1,394,206             7,314
 44,507,000  JPY for USD       10/31/2005        392,886             1,400
 37,201,450  MXN for USD       10/31/2005      3,440,072           (34,281)
 10,325,100  NOK for USD       10/31/2005      1,578,763            10,790
                                            -------------------------------------
                                             $11,489,141          $(33,796)
                                            =====================================
(Value on Settlement Date $11,455,345)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
DKK = Danish Krone
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Industry is less than 0.05% of net assets.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 241,423,004
                                                                 ===============
Gross tax appreciation of investments                             $  66,447,829
Gross tax depreciation of investments                                  (954,699)
                                                                 ---------------
Net tax appreciation of investments                               $  65,493,130
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INCOME & GROWTH FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 2.4%
            17,864  Lockheed Martin Corp.                          $   1,090,419
           337,895  Northrop Grumman Corp.                            18,364,593
                                                                 ---------------
                                                                      19,455,012
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.0%
            20,865  FedEx Corporation                                  1,817,967
            85,493  United Parcel Service, Inc. Cl B                   5,910,132
                                                                 ---------------
                                                                       7,728,099
                                                                 ---------------
AIRLINES - 0.1%
            67,874  Southwest Airlines Co.                             1,007,929
                                                                 ---------------
AUTO COMPONENTS - 0.1%
            15,299  TRW Automotive Holdings Corp.(1)                     448,873
                                                                 ---------------
AUTOMOBILES - 2.0%
         1,635,731  Ford Motor Company                                16,128,308
                                                                 ---------------
BEVERAGES(2)
             3,095  Molson Coors Brewing Co.                             198,111
                                                                 ---------------
BIOTECHNOLOGY - 1.3%
            39,656  Amgen Inc.(1)                                      3,159,394
           312,298  Applera Corporation-Applied
                    Biosystems Group                                   7,257,805
                                                                 ---------------
                                                                      10,417,199
                                                                 ---------------
BUILDING PRODUCTS(2)
             4,969  USG Corp.(1)                                         341,470
                                                                 ---------------
CAPITAL MARKETS - 2.8%
            33,049  American Capital Strategies Ltd.                   1,211,576
           406,044  Morgan Stanley                                    21,902,014
                                                                 ---------------
                                                                      23,113,590
                                                                 ---------------
CHEMICALS - 0.8%
           117,419  Eastman Chemical Company                           5,515,171
            39,513  Lyondell Chemical Co.                              1,130,862
             4,399  Sensient Technologies Corp.                           83,361
                                                                 ---------------
                                                                       6,729,394
                                                                 ---------------
COMMERCIAL BANKS - 8.5%
           844,052  Bank of America Corp.                             35,534,588
            26,145  Comerica Inc.                                      1,539,941
           636,479  National City Corp.                               21,283,857

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            84,179  Wachovia Corp.                                     4,006,079
           124,080  Wells Fargo & Co.                                  7,267,366
                                                                 ---------------
                                                                      69,631,831
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.8%
           623,350  Cendant Corporation                               12,865,943
            27,330  Deluxe Corp.                                       1,097,573
            34,600  John H. Harland Company                            1,536,240
           132,425  PHH Corp.(1)                                       3,636,391
            50,085  Pitney Bowes, Inc.                                 2,090,548
            51,401  R.R. Donnelley & Sons Company                      1,905,435
                                                                 ---------------
                                                                      23,132,130
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
             8,635  Harris Corp.                                         360,943
            98,185  Motorola, Inc.                                     2,168,907
                                                                 ---------------
                                                                       2,529,850
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.2%
             3,922  Emulex Corp.(1)                                       79,264
           366,245  Hewlett-Packard Co.                               10,694,354
            28,716  Imation Corporation                                1,231,055
            18,399  Intergraph Corp.(1)                                  822,619
           147,788  International Business
                    Machines Corp.                                    11,855,554
           118,894  Western Digital Corp.(1)                           1,537,299
                                                                 ---------------
                                                                      26,220,145
                                                                 ---------------
CONSUMER FINANCE - 0.5%
            39,983  Capital One Financial Corp.                        3,179,448
            26,547  CompuCredit Corp.(1)                               1,179,218
                                                                 ---------------
                                                                       4,358,666
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
            19,997  Silgan Holdings Inc.                                 665,100
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
            75,834  CIT Group Inc.                                     3,426,180
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.3%
           557,816  AT&T Corp.                                        11,044,757
           228,335  Verizon Communications                             7,464,271
                                                                 ---------------
                                                                      18,509,028
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
           164,258  American Electric Power                            6,521,042
             7,441  Entergy Corp.                                        553,015
            51,430  FirstEnergy Corp.                                  2,680,532

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             9,596  Pinnacle West Capital Corp.                          422,992
                                                                 ---------------
                                                                      10,177,581
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.9%
           205,999  Arrow Electronics, Inc.(1)                         6,460,129
            29,780  Avnet Inc.(1)                                        728,121
                                                                 ---------------
                                                                       7,188,250
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
            66,588  Veritas DGC Inc.(1)                                2,438,453
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
           282,668  Supervalu Inc.                                     8,796,628
                                                                 ---------------
FOOD PRODUCTS - 2.5%
           336,162  Archer-Daniels-Midland Co.                         8,289,755
           151,838  Chiquita Brands International Inc.                 4,243,872
           184,598  Pilgrim's Pride Corp.                              6,719,367
               797  Seaboard Corp.                                     1,094,281
                                                                 ---------------
                                                                      20,347,275
                                                                 ---------------
GAS UTILITIES - 1.4%
           178,013  NICOR Inc.                                         7,481,886
           142,939  UGI Corp.                                          4,023,733
                                                                 ---------------
                                                                      11,505,619
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
            96,743  Becton Dickinson & Co.                             5,072,235
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.0%
            82,991  AmerisourceBergen Corp.                            6,415,205
            55,202  Cardinal Health, Inc.                              3,502,015
            86,889  Kindred Healthcare Inc.(1)                         2,589,292
            86,814  McKesson Corp.                                     4,119,324
                                                                 ---------------
                                                                      16,625,836
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
           116,178  McDonald's Corporation                             3,890,801
                                                                 ---------------
HOUSEHOLD DURABLES - 1.4%
            48,805  Black & Decker Corporation                         4,006,402
           151,505  Newell Rubbermaid Inc.                             3,431,588
             5,582  Stanley Works (The)                                  260,568
           145,383  Tupperware Corp.                                   3,311,825
                                                                 ---------------
                                                                      11,010,383
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.8%
           250,914  Kimberly-Clark Corp.                              14,936,910
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
            16,023  General Electric Co.                                 539,494
           154,621  Tyco International Ltd.                            4,306,195
                                                                 ---------------
                                                                       4,845,689
                                                                 ---------------
INSURANCE - 8.2%
           107,013  Ace, Ltd.                                          5,037,102
           104,874  AON Corp.                                          3,364,358
            66,476  Axis Capital Holdings Limited                      1,895,231
            21,526  Berkley (W.R.) Corp.                                 849,846
           154,211  Endurance Specialty Holdings Ltd.                  5,260,137
            60,400  Fidelity National Financial, Inc.                  2,689,008
           242,472  First American
                    Financial Corp. (The)                             11,073,696
           192,924  Loews Corp.                                       17,828,108
            18,178  Nationwide Financial
                    Services Cl A                                        728,029
            49,580  Protective Life Corporation                        2,041,704
           311,920  St. Paul Travelers
                    Companies, Inc. (The)                             13,995,850
            35,326  XL Capital Ltd. Cl A                               2,403,228
                                                                 ---------------
                                                                      67,166,297
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
           848,893  Earthlink Inc.(1)                                  9,083,155
           254,123  United Online, Inc.                                3,519,604
             3,749  VeriSign, Inc.(1)                                     80,116
                                                                 ---------------
                                                                      12,682,875
                                                                 ---------------
IT SERVICES - 1.2%
           201,542  Computer Sciences Corp.(1)                         9,534,952
                                                                 ---------------
MACHINERY - 1.4%
           126,193  Cummins Inc.                                      11,103,722
                                                                 ---------------
MEDIA - 3.2%
           190,635  Disney (Walt) Co.                                  4,600,023
           155,542  Regal Entertainment Group                          3,117,062
           622,362  Time Warner Inc.                                  11,270,975
           209,167  Viacom, Inc. Cl B                                  6,904,603
                                                                 ---------------
                                                                      25,892,663
                                                                 ---------------
METALS & MINING - 2.5%
           109,733  Nucor Corp.                                        6,473,150
            97,682  Phelps Dodge Corp.                                12,691,822
            24,669  United States Steel Corp.                          1,044,732
                                                                 ---------------
                                                                      20,209,704
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 2.5%
             3,590  Consolidated Edison, Inc.                            174,295
           330,611  NiSource Inc.                                      8,017,317
           320,001  PG&E Corp.                                        12,560,039
                                                                 ---------------
                                                                      20,751,651
                                                                 ---------------
MULTILINE RETAIL - 1.9%
           174,401  Federated Department Stores, Inc.                 11,662,195
            29,901  Sears Holdings Corp.(1)                            3,720,282
                                                                 ---------------
                                                                      15,382,477
                                                                 ---------------
OFFICE ELECTRONICS(2)
            23,478  Xerox Corp.(1)                                       320,475
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.8%
           395,676  Chevron Corp.                                     25,612,107
           231,682  ConocoPhillips                                    16,196,889
           464,619  Exxon Mobil Corp.                                 29,521,890
           171,205  Marathon Oil Corp.                                11,801,161
            32,249  Sunoco, Inc.                                       2,521,872
            21,003  Valero Energy Corp.                                2,374,599
                                                                 ---------------
                                                                      88,028,518
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
            84,707  Georgia-Pacific Corp.                              2,885,120
           314,312  Louisiana-Pacific Corp.                            8,703,300
                                                                 ---------------
                                                                      11,588,420
                                                                 ---------------
PHARMACEUTICALS - 8.9%
           439,676  Bristol-Myers Squibb Co.                          10,578,605
           390,091  Johnson & Johnson                                 24,684,957
           217,252  King Pharmaceuticals, Inc.(1)                      3,341,336
           588,054  Merck & Co., Inc.                                 16,000,949
           735,556  Pfizer, Inc.                                      18,366,833
                                                                 ---------------
                                                                      72,972,680
                                                                 ---------------
REAL ESTATE - 2.9%
            87,545  Apartment Investment and
                    Management Co.                                     3,394,995
           305,624  CBL & Associates Properties, Inc.                 12,527,529
            84,066  Colonial Properties Trust                          3,739,256
            75,644  Crescent Real Estate Equities Co.                  1,551,458
            13,204  Lexington Corporate
                    Properties Trust                                     310,954
            74,354  Trizec Properties Inc.                             1,714,603
            52,888  Trustreet Properties, Inc.                           827,697
                                                                 ---------------
                                                                      24,066,492
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
ROAD & RAIL - 0.6%
            29,306  Burlington Northern
                    Santa Fe Corp.                                     1,752,499
            15,329  CSX Corporation                                      712,492
            30,070  Norfolk Southern Corp.                             1,219,639
            20,768  Union Pacific Corp.                                1,489,066
                                                                 ---------------
                                                                       5,173,696
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.7%
         1,215,095  Intel Corp.                                       29,952,092
                                                                 ---------------
SOFTWARE - 1.9%
           605,521  Microsoft Corporation                             15,580,055
                                                                 ---------------
SPECIALTY RETAIL - 0.8%
             9,016  American Eagle Outfitters, Inc.                      212,146
            78,383  Barnes & Noble Inc.                                2,955,039
            80,411  Charming Shoppes, Inc.(1)                            857,985
            37,253  Movie Gallery Inc.                                   387,059
            66,600  Payless ShoeSource, Inc.(1)                        1,158,840
            50,808  Sonic Automotive, Inc.                             1,128,954
                                                                 ---------------
                                                                       6,700,023
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.0%
            16,151  Fremont General Corp.                                352,576
           407,261  Washington Mutual, Inc.                           15,972,777
                                                                 ---------------
                                                                      16,325,353
                                                                 ---------------
TOBACCO - 0.3%
            27,278  Reynolds American Inc.                             2,264,620
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.0%
            83,621  ALLTEL Corp.                                       5,444,563
           123,278  Sprint Nextel Corp.                                2,931,551
                                                                 ---------------
                                                                       8,376,114
                                                                 ---------------
TOTAL COMMON STOCKS                                                  814,949,454
(Cost $719,047,481)                                              ---------------

PREFERRED STOCKS - 0.1%
            26,552  Ford Motor Company Capital
                    Trust II, 6.50%, 1/15/32                             967,820
                                                                 ---------------
(Cost $1,295,477)

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.1%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at $612,960),
in a joint trading account at 3.10%, dated
9/30/05, due 10/3/05 (Delivery value $600,155)                           600,000
                                                                 ---------------
(Cost $600,000)

TOTAL INVESTMENT SECURITIES - 99.9%                                  816,517,274
                                                                 ---------------
(Cost $720,942,958)

OTHER ASSETS AND LIABILITIES - 0.1%                                    1,031,787
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 817,549,061
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of net assets.

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 736,277,809
                                                                 ===============
Gross tax appreciation of investments                             $ 113,701,434
Gross tax depreciation of investments                               (33,461,969)
                                                                 ---------------
Net tax appreciation of investments                               $  80,239,465
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INTERNATIONAL FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS* - 97.9%
AUSTRALIA - 4.3%
           742,190  Amcor Limited                                 $    3,797,322
           762,079  BHP Billiton Limited(1)                           12,929,147
            56,690  Commonwealth Bank of Australia                     1,660,315
         2,140,250  Macquarie Infrastructure Group                     6,544,083
           232,370  National Australia Bank Ltd.                       5,855,870
           165,420  QBE Insurance Group Limited(1)                     2,356,160
                                                                 ---------------
                                                                      33,142,897
                                                                 ---------------
AUSTRIA - 1.1%
           155,648  Erste Bank der Oesterreichischen
                    Sparkassen AG                                      8,320,607
                                                                 ---------------
BELGIUM - 1.2%
           111,650  KBC Groupe                                         9,040,035
                                                                 ---------------
CANADA - 1.6%
            48,240  Canadian Pacific Railway Ltd.                      2,077,392
            96,793  Shoppers Drug Mart Corporation                     3,423,573
           176,380  Thomson Corp.(1)                                   6,587,687
                                                                 ---------------
                                                                      12,088,652
                                                                 ---------------
DENMARK - 0.6%
            96,510  Novo Nordisk AS Cl B                               4,769,685
                                                                 ---------------
FINLAND - 0.3%
           126,140  Nokia Oyj                                          2,112,356
                                                                 ---------------
FRANCE - 15.1%
           146,920  Accor SA                                           7,416,320
           315,685  Axa SA(1)                                          8,661,667
            76,720  Essilor International SA Cie
                    Generale D'Optique                                 6,350,081
           306,390  France Telecom SA                                  8,789,424
            63,620  Lafarge SA                                         5,594,435
            22,780  Pernod-Ricard SA(1)                                4,020,009
            67,720  Pinault-Printemps-Redoute(1)                       7,102,033
            96,280  Sanofi-Aventis(1)                                  7,951,705
            67,670  Schneider Electric SA(1)                           5,340,882
            96,300  Societe Generale Cl A(1)                          10,984,309
            83,610  Total SA                                          22,810,081
            90,610  Veolia Environnement(1)(2)                         3,821,716
           103,470  Vinci SA(1)                                        8,905,988
           237,250  Vivendi Universal SA                               7,740,829
                                                                 ---------------
                                                                     115,489,479
                                                                 ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
GERMANY - 5.9%
            16,190  Adidas-Salomon AG                                  2,811,943
           102,330  BASF AG                                            7,683,064
           106,930  Continental AG                                     8,773,477
            90,860  Deutsche Post AG                                   2,124,061
           376,080  Deutsche Telekom(1)                                6,840,023
            63,340  E.On AG                                            5,815,585
            80,601  Fresenius Medical Care AG(1)                       7,334,568
            72,810  Metro AG                                           3,583,509
                                                                 ---------------
                                                                      44,966,230
                                                                 ---------------
GREECE - 3.0%
           223,550  Greek Organization of Football
                    Prognostics SA                                     6,939,348
           226,180  Hellenic Telecommunications
                    Organization SA(2)                                 4,521,255
           288,330  National Bank of Greece SA                        11,534,149
                                                                 ---------------
                                                                      22,994,752
                                                                 ---------------
INDIA - 0.3%
            62,770  Tata Consultancy Services Ltd.                     2,115,301
                                                                 ---------------
IRELAND - 2.9%
           534,860  Anglo Irish Bank Corporation                       7,279,835
           471,970  Bank of Ireland                                    7,427,405
           156,560  Ryanair Holdings plc ADR(1)(2)                     7,128,177
                                                                 ---------------
                                                                      21,835,417
                                                                 ---------------
ITALY - 2.7%
           426,350  Banco Popolare di Verona e
                    Novara Scrl                                        8,036,014
           254,980  ENI SpA                                            7,568,858
           295,020  Saipem SpA(1)                                      4,972,338
                                                                 ---------------
                                                                      20,577,210
                                                                 ---------------
JAPAN - 18.3%
            27,300  Advantest Corp.(1)                                 2,114,416
           220,300  Astellas Pharma Inc.(1)                            8,279,185
           580,000  Bank of Yokohama Ltd. (The)                        4,415,596
           250,300  Daikin Industries Ltd.(1)                          6,696,990
             1,500  East Japan Railway Company(1)                      8,554,832
           159,700  Eisai Co. Ltd.(1)                                  6,816,978
           130,900  Fuji Photo Film Co. Ltd.(1)                        4,308,801
           145,400  Honda Motor Co., Ltd.(1)                           8,215,701
            88,500  Hoya Corp.(1)(2)                                   2,936,499
            29,500  Hoya Corp.(1)                                        978,833
             1,290  KDDI Corp.(1)                                      7,266,326
            16,600  Keyence Corp.                                      4,169,724
           296,000  Komatsu Ltd.(1)                                    4,027,601

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           547,000  Matsushita Electric Industrial Co.,
                    Ltd.(1)                                            9,257,886
               300  Mitsubishi Tokyo Financial
                    Group, Inc.(1)                                     3,934,167
           153,600  Murata Manufacturing Co. Ltd.(1)                   8,557,366
            34,000  Omron Corp.(1)                                       827,407
            46,900  ORIX Corporation                                   8,461,979
         1,991,000  Osaka Gas Co. Ltd.(1)                              6,956,759
           154,300  Shin-Etsu Chemical Co., Ltd.(1)                    6,722,277
         1,435,000  Taisei Corp.(1)                                    5,898,125
            94,210  Takefuji Corp.(1)                                  7,338,131
           715,000  Toray Industries Inc.(1)                           3,800,915
           125,300  Yamada Denki Co Ltd.(1)                            9,517,154
                                                                 ---------------
                                                                     140,053,648
                                                                 ---------------
MEXICO - 0.7%
           212,810  America Movil SA de CV
                    Series L ADR                                       5,601,159
                                                                 ---------------
MULTI-NATIONAL - 1.0%
           129,000  iShares MSCI EAFE Index Fund                       7,493,610
                                                                 ---------------
NETHERLANDS - 3.5%
           461,680  Aegon N.V.                                         6,849,510
           357,270  ASML Holding N.V.(1)(2)                            5,862,715
           209,320  ING Groep N.V.                                     6,231,083
           177,230  Royal Numico N.V.(1)(2)                            7,751,922
                                                                 ---------------
                                                                      26,695,230
                                                                 ---------------
NORWAY - 2.0%
           705,620  DnB NOR ASA                                        7,273,322
           910,050  Telenor ASA                                        8,129,789
                                                                 ---------------
                                                                      15,403,111
                                                                 ---------------
SOUTH KOREA - 0.5%
             6,810  Samsung Electronics                                3,832,947
                                                                 ---------------
SPAIN - 3.6%
           668,790  Banco Popular Espanol SA(1)                        8,146,653
           341,307  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                   4,686,438
           100,869  Grupo Ferrovial SA(1)                              8,391,295
           409,920  Telefonica SA                                      6,706,991
                                                                 ---------------
                                                                      27,931,377
                                                                 ---------------
SWITZERLAND - 7.3%
           152,460  Compagnie Financiere
                    Richemont AG Cl A                                  6,033,882
            36,510  Nestle SA                                         10,685,579
           236,570  Novartis AG                                       11,993,375
            70,976  Roche Holding AG                                   9,854,809

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            47,780  Swiss Life Holding(1)                              6,759,563
           124,626  UBS AG                                            10,586,401
                                                                 ---------------
                                                                      55,913,609
                                                                 ---------------
UNITED KINGDOM - 22.0%
           295,040  AstraZeneca plc                                   13,699,101
           585,560  BAA plc                                            6,438,527
           644,730  BG Group plc                                       6,112,104
         1,847,760  BP plc                                            21,928,741
           197,940  British American Tobacco plc                       4,154,090
           624,520  Diageo plc                                         8,968,803
           747,320  GlaxoSmithKline plc                               18,989,106
         1,587,120  Legal & General Group plc                          3,174,214
           176,150  Man Group plc                                      5,140,123
           465,365  National Grid Transco plc                          4,358,405
           320,710  Next plc                                           7,866,513
           326,992  Reckitt Benckiser plc                              9,950,846
           637,610  Reed Elsevier plc                                  5,892,928
           373,009  Royal Bank of Scotland Group plc                  10,575,622
           669,380  Smith & Nephew plc                                 5,614,489
         1,486,890  Tesco plc(1)                                       8,109,051
           979,150  Unilever plc                                      10,214,132
         4,146,010  Vodafone Group plc                                10,775,885
            89,120  Wolseley plc                                       1,882,890
           516,470  WPP Group plc                                      5,251,114
                                                                 ---------------
                                                                     169,096,684
                                                                 ---------------
TOTAL COMMON STOCKS                                                  749,473,996
(Cost $608,650,944)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$15,323,991), in a joint trading account
at 3.10%, dated 9/30/05, due
10/3/05 (Delivery value $15,003,875)                                  15,000,000
                                                                 ---------------
(Cost $15,000,000)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 24.4%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S Government
Agency obligations), 3.88%, dated 9/30/05,
due 10/3/05 (Delivery value $32,141,819)                              32,131,430

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
3.94%, dated 9/30/05, due 10/3/05
(Delivery value $155,050,892)                                        155,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                               187,131,430
(Cost $187,131,430)                                              ---------------

TOTAL INVESTMENT SECURITIES - 124.3%                                 951,605,426
                                                                 ---------------
(Cost $810,782,374)

OTHER ASSETS AND LIABILITIES - (24.3)%                             (185,662,197)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  765,943,229
                                                                 ===============

MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                  22.5%
Consumer Discretionary                      13.5%
Health Care                                 13.3%
Industrials                                 10.3%
Consumer Staples                             9.2%
Energy                                       8.3%
Telecommunication Services                   7.7%
Materials                                    5.3%
Information Technology                       4.1%
Utilities                                    2.7%
Diversified                                  1.0%
Cash and cash equivalents(+)                 2.1%

(+) Includes temporary cash investments, collateral for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
EAFE = Europe, Australasia, and Far East
MSCI = Morgan Stanley Capital International
* The securities are listed under their country of incorporation, which may differ from the country where they have their greatest economic exposure.
(1) Security, or a portion thereof, was on loan as of September 30, 2005. The aggregate value of securities on loan at September 30, 2005, was
    $178,570,217.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $812,475,945
                                                                 ===============
Gross tax appreciation of investments                              $143,208,429
Gross tax depreciation of investments                                (4,078,948)
                                                                 ---------------
Net tax appreciation of investments                                $139,129,481
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP LARGE COMPANY VALUE FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.3%
AEROSPACE & DEFENSE - 0.6%
               200  Northrop Grumman Corp.                         $      10,870
                                                                 ---------------
AUTO COMPONENTS - 0.4%
               220  Lear Corporation                                       7,473
                                                                 ---------------
AUTOMOBILES - 1.3%
               280  General Motors Corp.                                   8,571
               180  Toyota Motor Corp. ADR                                16,626
                                                                 ---------------
                                                                          25,197
                                                                 ---------------
BEVERAGES - 2.3%
               410  Coca-Cola Company (The)                               17,707
               180  Molson Coors Brewing Co.                              11,522
               510  Pepsi Bottling Group Inc.                             14,561
                                                                 ---------------
                                                                          43,790
                                                                 ---------------
CAPITAL MARKETS - 3.8%
               530  Bank of New York Co., Inc. (The)                      15,587
               460  Merrill Lynch & Co., Inc.                             28,222
               510  Morgan Stanley                                        27,509
                                                                 ---------------
                                                                          71,318
                                                                 ---------------
CHEMICALS - 1.8%
               350  du Pont (E.I.) de Nemours & Co.                       13,710
               330  PPG Industries, Inc.                                  19,532
                                                                 ---------------
                                                                          33,242
                                                                 ---------------
COMMERCIAL BANKS - 9.3%
             1,440  Bank of America Corp.                                 60,625
               250  National City Corp.                                    8,360
               320  PNC Financial Services Group                          18,566
               840  U.S. Bancorp                                          23,587
               570  Wachovia Corp.                                        27,126
               630  Wells Fargo & Co.                                     36,899
                                                                 ---------------
                                                                         175,163
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.4%
               350  R.R. Donnelley & Sons Company                         12,975
               460  Waste Management, Inc.                                13,160
                                                                 ---------------
                                                                          26,135
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.3%
               470  Avaya Inc.(1)                                          4,841
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.4%
             1,340  Hewlett-Packard Co.                                   39,128
               320  International Business
                    Machines Corp.                                        25,670
                                                                 ---------------
                                                                          64,798
                                                                 ---------------
DIVERSIFIED - 1.4%
               220  Standard and Poor's 500
                    Depositary Receipt                                    27,034
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.7%
             1,870  Citigroup Inc.                                        85,122
             1,190  J.P. Morgan Chase & Co.                               40,377
                                                                 ---------------
                                                                         125,499
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.3%
               180  AT&T Corp.                                             3,564
               760  BellSouth Corp.                                       19,988
               970  SBC Communications Inc.                               23,251
               440  Verizon Communications                                14,384
                                                                 ---------------
                                                                          61,187
                                                                 ---------------
ELECTRIC UTILITIES - 2.8%
               550  Exelon Corporation                                    29,392
               750  PPL Corporation                                       24,248
                                                                 ---------------
                                                                          53,640
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.6%
               910  Kroger Co. (The)(1)                                   18,737
               250  Wal-Mart Stores, Inc.                                 10,955
                                                                 ---------------
                                                                          29,692
                                                                 ---------------
FOOD PRODUCTS - 2.3%
               420  H.J. Heinz Company                                    15,347
               550  Sara Lee Corp.                                        10,423
               250  Unilever N.V. New York Shares                         17,862
                                                                 ---------------
                                                                          43,632
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
               150  Baxter International, Inc.                             5,981
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.5%
               200  HCA Inc.                                               9,584
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.4%
               790  McDonald's Corporation                                26,457
                                                                 ---------------
HOUSEHOLD DURABLES - 0.8%
               530  Newell Rubbermaid Inc.                                12,004
                40  Whirlpool Corp.                                        3,031
                                                                 ---------------
                                                                          15,035
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.2%
               620  General Electric Co.                                  20,875
               740  Tyco International Ltd.                               20,609
                                                                 ---------------
                                                                          41,484
                                                                 ---------------
INSURANCE - 6.1%
               450  Allstate Corp.                                        24,881
               410  American International Group, Inc.                    25,403
               290  Hartford Financial Services
                    Group Inc. (The)                                      22,379
               210  Loews Corp.                                           19,406
               280  Marsh & McLennan
                    Companies, Inc.                                        8,509
               250  Torchmark Corp.                                       13,208
                                                                 ---------------
                                                                         113,786
                                                                 ---------------
IT SERVICES - 1.5%
               320  Computer Sciences Corp.(1)                            15,139
               280  Fiserv, Inc.(1)                                       12,844
                                                                 ---------------
                                                                          27,983
                                                                 ---------------
MACHINERY - 2.9%
               200  Deere & Co.                                           12,240
               330  Dover Corp.                                           13,461
               410  Ingersoll-Rand Company                                15,674
               200  Parker-Hannifin Corp.                                 12,862
                                                                 ---------------
                                                                          54,237
                                                                 ---------------
MEDIA - 3.3%
               310  Gannett Co., Inc.                                     21,337
             1,700  Time Warner Inc.                                      30,787
               280  Viacom, Inc. Cl B                                      9,243
                                                                 ---------------
                                                                          61,367
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
METALS & MINING - 1.0%
               500  Alcoa Inc.                                            12,210
               110  Nucor Corp.                                            6,489
                                                                 ---------------
                                                                          18,699
                                                                 ---------------
MULTI-UTILITIES - 0.7%
               520  NiSource Inc.                                         12,610
                                                                 ---------------
MULTILINE RETAIL - 0.5%
               520  Dollar General Corp.                                   9,537
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
               980  Xerox Corp.(1)                                        13,377
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 11.6%
               640  Chevron Corp.                                         41,427
               590  ConocoPhillips                                        41,247
             1,330  Exxon Mobil Corp.                                     84,508
               770  Royal Dutch Shell plc ADR                             50,543
                                                                 ---------------
                                                                         217,725
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
               380  Weyerhaeuser Co.                                      26,125
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
               180  Avon Products, Inc.                                    4,860
                                                                 ---------------
PHARMACEUTICALS - 5.4%
               480  Abbott Laboratories                                   20,352
               510  Bristol-Myers Squibb Co.                              12,271
               350  Johnson & Johnson                                     22,147
               270  Merck & Co., Inc.                                      7,347
               780  Pfizer, Inc.                                          19,477
               450  Wyeth                                                 20,821
                                                                 ---------------
                                                                         102,415
                                                                 ---------------
ROAD & RAIL - 0.6%
               300  Norfolk Southern Corp.                                12,168
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.8%
               590  Intel Corp.                                           14,544
                                                                 ---------------
SOFTWARE - 1.6%
             1,160  Microsoft Corporation                                 29,847
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.5%
               580  Gap, Inc. (The)                                       10,109
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
               280  Liz Claiborne, Inc.                                   11,010
               220  VF Corp.                                              12,753
                                                                 ---------------
                                                                          23,763
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.9%
             1,020  Freddie Mac                                           57,590
               150  MGIC Investment Corp.                                  9,630
               620  Washington Mutual, Inc.                               24,316
                                                                 ---------------
                                                                          91,536
                                                                 ---------------
TOBACCO - 1.5%
               390  Altria Group Inc.                                     28,747
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.8%
               600  Sprint Nextel Corp.                                   14,268
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 95.3%                                    1,789,755
                                                                 ---------------
(Cost $1,701,226)

OTHER ASSETS AND LIABILITIES - 4.7%                                       87,349
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,877,104
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  1,706,328
                                                                 ===============
Gross tax appreciation of investments                              $    144,734
Gross tax depreciation of investments                                   (61,307)
                                                                 ---------------
Net tax appreciation of investments                                $     83,427
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP MID CAP VALUE FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
AEROSPACE & DEFENSE - 2.0%
             1,729  Honeywell International Inc.                   $      64,838
               695  K & F Industries Holdings Inc.(1)                     11,627
               775  Northrop Grumman Corp.                                42,121
                                                                 ---------------
                                                                         118,586
                                                                 ---------------
AIRLINES(2)
                 3  Southwest Airlines Co.                                    45
                                                                 ---------------
AUTO COMPONENTS - 1.0%
             4,098  Cooper Tire & Rubber                                  62,576
                                                                 ---------------
AUTOMOBILES - 0.8%
             1,689  Winnebago Industries                                  48,930
                                                                 ---------------
BEVERAGES - 2.8%
             1,451  Anheuser-Busch Companies, Inc.                        62,451
             3,698  Coca-Cola Enterprises                                 72,111
             1,266  Pepsi Bottling Group Inc.                             36,144
                                                                 ---------------
                                                                         170,706
                                                                 ---------------
BUILDING PRODUCTS - 1.1%
             2,163  Masco Corp.                                           66,361
                                                                 ---------------
CAPITAL MARKETS - 1.0%
             1,007  Merrill Lynch & Co., Inc.                             61,779
                                                                 ---------------
CHEMICALS - 7.8%
               597  Air Products & Chemicals, Inc.                        32,919
             1,120  du Pont (E.I.) de Nemours & Co.                       43,870
             2,641  Ecolab Inc.                                           84,327
             1,351  Ferro Corp.                                           24,750
             4,829  International Flavors & Fragrances Inc.              172,106
             1,618  Minerals Technologies Inc.                            92,566
             1,154  Nalco Holding Co.(1)                                  19,468
                                                                 ---------------
                                                                         470,006
                                                                 ---------------
COMMERCIAL BANKS - 5.9%
               740  BancorpSouth Inc.                                     16,909
               853  BB&T Corporation                                      33,310
               455  Commerce Bancshares, Inc.                             23,423
             2,090  Fifth Third Bancorp                                   76,766
             2,931  SunTrust Banks, Inc.                                 203,558
                                                                 ---------------
                                                                         353,966
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 5.9%
             2,002  Aramark Corp. Cl B                                    53,473
               794  Avery Dennison Corp.                                  41,598
             3,564  Republic Services, Inc. Cl A                         125,774
             1,016  Waste Connections, Inc.(1)                            35,641
             3,476  Waste Management, Inc.                                99,448
                                                                 ---------------
                                                                         355,934
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
             3,245  Diebold, Inc.                                        111,822
               554  Lexmark International, Inc.(1)                        33,822
                                                                 ---------------
                                                                         145,644
                                                                 ---------------
CONTAINERS & PACKAGING - 5.5%
             1,663  AptarGroup, Inc.                                      82,834
            10,116  Bemis Co., Inc.                                      249,865
                                                                 ---------------
                                                                         332,699
                                                                 ---------------
DIVERSIFIED - 1.5%
             1,288  iShares S&P MidCap 400
                    Index Fund                                            92,414
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.2%
             4,274  Iowa Telecommunications
                    Services Inc.                                         71,889
                                                                 ---------------
ELECTRIC UTILITIES - 1.9%
             3,118  Empire District Electric Co.                          71,309
             1,049  IDACORP, Inc.                                         31,606
               418  Westar Energy Inc.                                    10,086
                                                                 ---------------
                                                                         113,001
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
               556  Emerson Electric Co.                                  39,921
               902  Hubbell Inc. Cl B                                     42,331
                                                                 ---------------
                                                                          82,252
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.4%
               699  AVX Corporation                                        8,905
             2,078  Littelfuse, Inc.(1)                                   58,454
             1,464  Vishay Intertechnology, Inc.(1)                       17,495
                                                                 ---------------
                                                                          84,854
                                                                 ---------------
FOOD PRODUCTS - 8.4%
               589  Campbell Soup Company                                 17,523
             2,152  ConAgra Foods, Inc.                                   53,262
             2,915  Diamond Foods Inc.(1)                                 49,847
             2,534  General Mills, Inc.                                  122,140
             2,300  H.J. Heinz Company                                    84,042

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               724  Kellogg Co.                                           33,398
             3,692  Kraft Foods Inc. Cl A                                112,938
               474  Unilever N.V. New York Shares                         33,867
                                                                 ---------------
                                                                         507,017
                                                                 ---------------
GAS UTILITIES - 0.7%
             1,293  WGL Holdings Inc.                                     41,544
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
             2,550  Beckman Coulter Inc.                                 137,649
             3,977  National Dentex Corp.(1)                              81,926
                                                                 ---------------
                                                                         219,575
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
             1,315  Apria Healthcare Group Inc.(1)                        41,962
             1,348  Universal Health Services, Inc.
                    Cl B                                                  64,205
                                                                 ---------------
                                                                         106,167
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.5%
               459  Brinker International, Inc.(1)                        17,240
               597  CEC Entertainment Inc.(1)                             18,961
             2,145  Outback Steakhouse, Inc.                              78,507
             2,591  Speedway Motorsports Inc.                             94,131
                                                                 ---------------
                                                                         208,839
                                                                 ---------------
HOUSEHOLD DURABLES - 0.9%
             1,106  Hunter Douglas N.V. ORD                               52,641
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.3%
               425  Clorox Company                                        23,605
             1,894  Kimberly-Clark Corp.                                 112,749
                                                                 ---------------
                                                                         136,354
                                                                 ---------------
INSURANCE - 6.2%
             1,469  Ambac Financial Group, Inc.                          105,856
               120  Chubb Corp.                                           10,746
             1,525  CNA Surety Corp.(1)                                   21,686
             1,984  Jefferson-Pilot Corp.                                101,521
             3,308  Marsh & McLennan
                    Companies, Inc.                                      100,530
             1,036  Platinum Underwriters Holdings                        30,966
                                                                 ---------------
                                                                         371,305
                                                                 ---------------
IT SERVICES - 0.8%
             1,548  Accenture Ltd. Cl A(1)                                39,412
               164  DST Systems, Inc.(1)                                   8,992
                                                                 ---------------
                                                                          48,404
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 1.4%
             2,396  Arctic Cat Inc.                                       49,214
               927  Hasbro, Inc.                                          18,216
             1,049  Mattel, Inc.                                          17,497
                                                                 ---------------
                                                                          84,927
                                                                 ---------------
MACHINERY - 0.1%
               160  Dover Corp.                                            6,526
                                                                 ---------------
MEDIA - 2.0%
             1,348  ADVO, Inc.                                            42,179
               567  McClatchy Co. Cl A                                    36,985
             2,187  Westwood One, Inc.                                    43,500
                                                                 ---------------
                                                                         122,664
                                                                 ---------------
METALS & MINING - 0.5%
             1,451  Compass Minerals
                    International Inc.                                    33,373
                                                                 ---------------
MULTI-UTILITIES - 2.9%
               480  Dominion Resources Inc.                               41,347
             1,215  Wisconsin Energy Corp.                                48,503
             4,351  XCEL Energy Inc.                                      85,323
                                                                 ---------------
                                                                         175,173
                                                                 ---------------
MULTILINE RETAIL - 3.0%
             3,501  Dollar General Corp.                                  64,208
             5,827  Family Dollar Stores, Inc.                           115,783
                                                                 ---------------
                                                                         179,991
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.7%
             2,892  Equitable Resources Inc.                             112,962
             2,162  Murphy Oil Corp.                                     107,819
                                                                 ---------------
                                                                         220,781
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.2%
             1,701  MeadWestvaco Corp.                                    46,982
               813  Neenah Paper Inc.                                     23,821
                                                                 ---------------
                                                                          70,803
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
               682  Estee Lauder Companies, Inc.
                    Cl A                                                  23,754
                                                                 ---------------
PHARMACEUTICALS - 0.7%
             1,121  Schering-Plough Corp.                                 23,597

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               442  Watson Pharmaceuticals, Inc.(1)                       16,182
                                                                 ---------------
                                                                          39,779
                                                                 ---------------
REAL ESTATE - 1.8%
             4,373  Education Realty Trust, Inc.                          73,029
             1,038  Sun Communities, Inc.                                 34,005
                                                                 ---------------
                                                                         107,034
                                                                 ---------------
ROAD & RAIL - 0.6%
               546  Union Pacific Corp.                                   39,148
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.4%
             1,439  Applied Materials, Inc.                               24,405
                                                                 ---------------
SOFTWARE - 1.0%
               641  Reynolds & Reynolds Co. Cl A                          17,570
             2,210  Synopsys, Inc.(1)                                     41,769
                                                                 ---------------
                                                                          59,339
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
             2,950  Foot Locker, Inc.                                     64,722
             2,420  Gap, Inc. (The)                                       42,181
               826  Sherwin-Williams Co.                                  36,402
                                                                 ---------------
                                                                         143,305
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
             1,208  Jones Apparel Group, Inc.                             34,428
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.6%
             1,795  Freddie Mac                                          101,346
               844  MGIC Investment Corp.                                 54,185
                                                                 ---------------
                                                                         155,531
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
               174  Grainger (W.W.), Inc.                                 10,948
                                                                 ---------------
TOTAL COMMON STOCKS                                                    5,855,397
(Cost $5,913,542)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at $204,320),
in a joint trading account at 3.10%, dated
9/30/05, due 10/3/05 (Delivery value $200,052)                           200,000
                                                                 ---------------
(Cost $200,000)

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.6%                                   6,055,397
                                                                 ---------------
(Cost $6,113,542)

OTHER ASSETS AND LIABILITIES - (0.6)%                                   (34,688)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   6,020,709
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

CONTRACTS TO SELL         SETTLEMENT DATE      VALUE     UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
14,100  Euro for USD        10/31/2005        $16,961               $ 6
12,487  Euro for USD        10/31/2005         15,021                12
25,422  Euro for USD        10/31/2005         30,581                16
 1,956  Euro for USD        10/31/2005          2,353                 1
                                            ------------------------------------
                                              $64,916               $35
                                            ====================================
(Value on Settlement Date $64,951)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   6,164,758
                                                                 ===============
Gross tax appreciation of investments                             $     100,316
Gross tax depreciation of investments                                  (209,677)
                                                                 ---------------
Net tax depreciation of investments                               $    (109,361)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP ULTRA(reg.sm) FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 103.0%
AEROSPACE & DEFENSE - 0.5%
            24,830  United Technologies Corp.                      $   1,287,187
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.8%
             9,768  C.H. Robinson Worldwide, Inc.                        626,324
            20,743  Expeditors International of
                    Washington, Inc.                                   1,177,788
            21,727  FedEx Corporation                                  1,893,074
            46,882  United Parcel Service, Inc. Cl B                   3,240,952
                                                                 ---------------
                                                                       6,938,138
                                                                 ---------------
AUTOMOBILES - 0.5%
            25,851  Harley-Davidson, Inc.                              1,252,222
                                                                 ---------------
BEVERAGES - 2.9%
            52,351  Anheuser-Busch Companies, Inc.                     2,253,187
            30,812  Coca-Cola Company (The)                            1,330,770
            67,465  PepsiCo, Inc.                                      3,825,940
                                                                 ---------------
                                                                       7,409,897
                                                                 ---------------
BIOTECHNOLOGY - 2.3%
            44,647  Amgen Inc.(1)                                      3,557,026
            27,556  Genentech, Inc.(1)                                 2,320,491
                                                                 ---------------
                                                                       5,877,517
                                                                 ---------------
CAPITAL MARKETS - 2.3%
            21,762  Goldman Sachs Group, Inc. (The)                    2,645,824
            11,999  Legg Mason, Inc.                                   1,316,170
            27,782  T. Rowe Price Group Inc.                           1,814,165
                                                                 ---------------
                                                                       5,776,159
                                                                 ---------------
CHEMICALS - 0.1%
             5,390  Monsanto Co.                                         338,223
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
            42,192  Wells Fargo & Co.                                  2,471,185
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.2%
           156,834  Cisco Systems Inc.(1)                              2,812,034
           114,146  QUALCOMM Inc.                                      5,108,033
                                                                 ---------------
                                                                       7,920,067
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.4%
           177,283  Dell Inc.(1)                                       6,063,079
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 2.3%
           107,290  SLM Corporation                                    5,755,036
                                                                 ---------------
DIVERSIFIED - 1.1%
            22,270  Standard and Poor's 500
                    Depositary Receipt                                 2,736,538
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 3.0%
            90,878  Apollo Group Inc. Cl A(1)                          6,033,390
            29,215  Weight Watchers
                    International, Inc.(1)                             1,506,910
                                                                 ---------------
                                                                       7,540,300
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.8%
             7,770  Chicago Mercantile Exchange
                    Holdings Inc.                                      2,620,821
            73,042  Citigroup Inc.                                     3,324,872
            46,102  McGraw-Hill
                    Companies, Inc. (The)                              2,214,740
            25,866  Moody's Corp.                                      1,321,235
                                                                 ---------------
                                                                       9,481,668
                                                                 ---------------
FOOD & STAPLES RETAILING - 5.9%
            23,580  Costco Wholesale Corporation                       1,016,062
            67,860  Sysco Corp.                                        2,128,768
           179,769  Wal-Mart Stores, Inc.                              7,877,478
            57,332  Walgreen Co.                                       2,491,075
             9,230  Whole Foods Market, Inc.                           1,240,974
                                                                 ---------------
                                                                      14,754,357
                                                                 ---------------
FOOD PRODUCTS - 0.5%
            18,260  Wrigley (Wm.) Jr. Company                          1,312,529
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.7%
            35,683  Biomet Inc.                                        1,238,557
           168,073  Boston Scientific Corp.(1)                         3,927,866
           118,095  Medtronic, Inc.                                    6,332,253
            27,562  St. Jude Medical, Inc.(1)                          1,289,902
            46,030  Stryker Corp.                                      2,275,263
            48,762  Varian Medical Systems, Inc.(1)                    1,926,587
            32,125  Zimmer Holdings Inc.(1)                            2,213,091
                                                                 ---------------
                                                                      19,203,519
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.8%
             7,440  Express Scripts, Inc. Cl A(1)                        462,768
             6,070  Quest Diagnostics Inc.                               306,778
           110,444  UnitedHealth Group Incorporated                    6,206,953
                                                                 ---------------
                                                                       6,976,499
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.4%
            92,769  Carnival Corporation                               4,636,595
            25,110  Cheesecake Factory Inc.(1)                           784,436

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           202,871  International Game Technology                      5,477,518
           363,610  PartyGaming plc ORD(1)                               584,654
             9,259  PF Chang's China Bistro, Inc.(1)                     415,081
            35,222  Starbucks Corporation(1)                           1,764,622
                                                                 ---------------
                                                                      13,662,906
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.8%
            76,790  Procter & Gamble Co. (The)                         4,565,933
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.5%
            17,800  3M Co.                                             1,305,808
            92,760  Tyco International Ltd.                            2,583,366
                                                                 ---------------
                                                                       3,889,174
                                                                 ---------------
INSURANCE - 6.3%
            49,239  Aflac Inc.                                         2,230,527
            21,636  Ambac Financial Group, Inc.                        1,559,090
            31,985  American International Group, Inc.                 1,981,791
             3,160  Berkshire Hathaway Inc. Cl B(1)                    8,629,959
            12,440  Progressive Corp.                                  1,303,339
                                                                 ---------------
                                                                      15,704,706
                                                                 ---------------
INTERNET & CATALOG RETAIL - 5.8%
           151,369  Amazon.com, Inc.(1)                                6,857,016
           187,758  eBay Inc.(1)                                       7,735,629
                                                                 ---------------
                                                                      14,592,645
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.4%
             4,410  Google Inc. Cl A(1)                                1,395,589
            29,720  VeriSign, Inc.(1)                                    635,116
           121,240  Yahoo! Inc.(1)                                     4,102,762
                                                                 ---------------
                                                                       6,133,467
                                                                 ---------------
IT SERVICES - 7.3%
           148,011  Accenture Ltd. Cl A(1)                             3,768,360
            82,362  Checkfree Corp.(1)                                 3,114,931
           170,210  First Data Corp.                                   6,808,399
           124,782  Paychex, Inc.                                      4,626,917
                                                                 ---------------
                                                                      18,318,607
                                                                 ---------------
MULTILINE RETAIL - 1.3%
            13,843  Kohl's Corp.(1)                                      694,642
            50,294  Target Corporation                                 2,611,767
                                                                 ---------------
                                                                       3,306,409
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.4%
            23,600  Zebra Technologies Corp. Cl A(1)                     922,524
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.6%
            23,726  Apache Corp.                                       1,784,670
            59,330  Exxon Mobil Corp.                                  3,769,828
            11,120  Kinder Morgan, Inc.                                1,069,299
                                                                 ---------------
                                                                       6,623,797
                                                                 ---------------
PERSONAL PRODUCTS - 1.6%
            26,909  Alberto-Culver Company Cl B                        1,204,178
           103,638  Avon Products, Inc.                                2,798,226
                                                                 ---------------
                                                                       4,002,404
                                                                 ---------------
PHARMACEUTICALS - 6.4%
            21,555  American Pharmaceutical
                    Partners Inc.(1)                                     984,201
            61,336  Johnson & Johnson                                  3,881,342
            44,990  Novartis AG ORD                                    2,280,855
           125,304  Pfizer, Inc.                                       3,128,841
           172,774  Teva Pharmaceutical
                    Industries Ltd. ADR                                5,774,108
                                                                 ---------------
                                                                      16,049,347
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.5%
           489,710  ARM Holdings plc ORD                               1,013,929
            99,990  Intel Corp.                                        2,464,754
            20,484  KLA-Tencor Corp.                                     998,800
            59,619  Maxim Integrated Products, Inc.                    2,542,749
            58,321  Microchip Technology Inc.                          1,756,629
                                                                 ---------------
                                                                       8,776,861
                                                                 ---------------
SOFTWARE - 5.5%
            88,778  Electronic Arts Inc.(1)                            5,050,580
            24,814  Intuit Inc.(1)                                     1,111,915
           140,635  Microsoft Corporation                              3,618,539
            17,355  NAVTEQ Corp.(1)                                      866,882
           117,035  Oracle Corp.(1)                                    1,450,064
            76,586  Symantec Corp.(1)                                  1,735,439
                                                                 ---------------
                                                                      13,833,419
                                                                 ---------------
SPECIALTY RETAIL - 5.4%
            99,658  Bed Bath & Beyond Inc.(1)                          4,004,258
           100,010  Carmax, Inc.(1)                                    3,127,313
            71,922  Lowe's Companies, Inc.                             4,631,777
            88,185  PETsMART, Inc.                                     1,920,669
                                                                 ---------------
                                                                      13,684,017
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.7%
            28,040  Golden West Financial Corp.                        1,665,296
                                                                 ---------------
TOTAL COMMON STOCKS                                                  258,825,632
(Cost $233,433,592)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.0%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$5,107,997), in a joint trading account at 3.10%,
dated 9/30/05, due 10/3/05
(Delivery value $5,001,292)                                            5,000,000
                                                                 ---------------
(Cost $5,000,000)

TOTAL INVESTMENT SECURITIES - 105.0%                                 263,825,632
                                                                 ---------------
(Cost $238,433,592)

OTHER ASSETS AND LIABILITIES - (5.0)%                               (12,634,406)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 251,191,226
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts                   Settlement                            Unrealized
to Sell                     Date                Value             Gain(Loss)
--------------------------------------------------------------------------------
1,339,089  CHF for USD      10/31/2005       $1,036,578             $ 205
  119,711  CHF for USD      10/31/2005           92,668               146
                                         ---------------------------------------
                                             $1,129,246             $ 351
                                         =======================================
(Value on Settlement Date $1,129,597)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

VP ULTRA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 241,525,044
                                                                 ===============
Gross tax appreciation of investments                             $  29,275,720
Gross tax depreciation of investments                                (6,975,132)
                                                                 ---------------
Net tax appreciation of investments                               $  22,300,588
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VALUE FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
AEROSPACE & DEFENSE - 2.3%
         1,232,700  Honeywell International Inc.                  $   46,226,250
           361,468  Northrop Grumman Corp.                            19,645,786
                                                                 ---------------
                                                                      65,872,036
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
           465,900  United Parcel Service, Inc. Cl B                  32,207,667
                                                                 ---------------
AIRLINES - 0.1%
           194,900  Southwest Airlines Co.                             2,894,265
                                                                 ---------------
AUTO COMPONENTS - 0.7%
         1,281,245  Cooper Tire & Rubber                              19,564,611
                                                                 ---------------
BEVERAGES - 2.8%
         1,151,000  Anheuser-Busch Companies, Inc.                    49,539,040
         1,565,500  Coca-Cola Enterprises                             30,527,250
                                                                 ---------------
                                                                      80,066,290
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
           764,100  Masco Corp.                                       23,442,588
                                                                 ---------------
CAPITAL MARKETS - 1.6%
           468,500  Merrill Lynch & Co., Inc.                         28,742,475
           318,200  Morgan Stanley                                    17,163,708
                                                                 ---------------
                                                                      45,906,183
                                                                 ---------------
CHEMICALS - 7.1%
           147,700  Air Products & Chemicals, Inc.                     8,144,178
         1,578,723  du Pont (E.I.) de Nemours & Co.                   61,838,579
         1,084,855  Ecolab Inc.                                       34,639,420
         1,706,818  International Flavors &
                    Fragrances Inc.                                   60,830,994
           646,208  Minerals Technologies Inc.                        36,969,560
           206,156  Nalco Holding Co.(1)                               3,477,852
                                                                 ---------------
                                                                     205,900,583
                                                                 ---------------
COMMERCIAL BANKS - 9.2%
         3,010,700  Bank of America Corp.                            126,750,470
           399,277  BB&T Corporation                                  15,591,767
         1,040,810  Fifth Third Bancorp                               38,228,951
         1,151,108  SunTrust Banks, Inc.                              79,944,451
           279,600  U.S. Bancorp                                       7,851,168
                                                                 ---------------
                                                                     268,366,807
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.6%
           387,231  Avery Dennison Corp.                              20,287,032

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
         1,578,326  Republic Services, Inc. Cl A                      55,699,125
         1,966,067  Waste Management, Inc.                            56,249,177
                                                                 ---------------
                                                                     132,235,334
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
           649,200  Nokia Oyj ADR                                     10,977,972
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.9%
           879,485  Diebold, Inc.                                     30,307,053
           476,800  International Business
                    Machines Corp.                                    38,248,896
           261,800  Lexmark International, Inc.(1)                    15,982,890
                                                                 ---------------
                                                                      84,538,839
                                                                 ---------------
CONTAINERS & PACKAGING - 1.9%
         2,192,900  Bemis Co.                                         54,164,630
                                                                 ---------------
DIVERSIFIED - 1.4%
           322,900  Standard and Poor's 500
                    Depositary Receipt                                39,677,952
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.4%
           876,800  Citigroup Inc.                                    39,911,936
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.2%
           423,102  Commonwealth Telephone
                    Enterprise Inc.                                   15,950,945
           666,028  SBC Communications Inc.                           15,964,691
           949,300  Verizon Communications                            31,032,618
                                                                 ---------------
                                                                      62,948,254
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
           268,986  IDACORP, Inc.                                      8,104,548
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
           301,415  Emerson Electric Co.                              21,641,597
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.4%
           854,619  AVX Corporation                                   10,887,846
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.1%
         2,027,600  Wal-Mart Stores, Inc.                             88,849,432
                                                                 ---------------
FOOD PRODUCTS - 7.4%
           877,300  ConAgra Foods, Inc.                               21,713,175
           830,700  General Mills, Inc.                               40,039,740
           341,400  Kellogg Co.                                       15,748,782
         3,740,256  Kraft Foods Inc. Cl A                            114,414,431

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           325,500  Unilever N.V. New York Shares                     23,256,975
                                                                 ---------------
                                                                     215,173,103
                                                                 ---------------
GAS UTILITIES - 0.8%
           676,800  WGL Holdings Inc.                                 21,745,584
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
         1,107,500  Beckman Coulter Inc.                              59,782,850
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%
           172,400  HCA Inc.                                           8,261,408
           475,800  Universal Health
                    Services, Inc. Cl B                               22,662,354
                                                                 ---------------
                                                                      30,923,762
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
           202,943  Brinker International, Inc.(1)                     7,622,539
           705,970  Outback Steakhouse, Inc.                          25,838,502
           605,696  Speedway Motorsports Inc.                         22,004,936
                                                                 ---------------
                                                                      55,465,977
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.4%
         1,166,728  Kimberly-Clark Corp.                              69,455,318
                                                                 ---------------
INSURANCE - 9.8%
           397,100  Ambac Financial Group, Inc.                       28,615,026
         1,908,577  American International Group, Inc.               118,255,431
               740  Berkshire Hathaway Inc. Cl A(1)                   60,680,000
           519,300  Jefferson-Pilot Corp.                             26,572,581
         1,683,655  Marsh & McLennan
                    Companies, Inc.                                   51,166,275
                                                                 ---------------
                                                                     285,289,313
                                                                 ---------------
IT SERVICES - 0.6%
           608,200  Accenture Ltd. Cl A(1)                            15,484,772
            26,172  DST Systems, Inc.(1)                               1,435,011
                                                                 ---------------
                                                                      16,919,783
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
           487,900  Mattel, Inc.                                       8,138,172
                                                                 ---------------
MEDIA - 0.7%
           362,076  New York Times Co. (The) Cl A                     10,771,761
           242,382  Tribune Co.                                        8,214,326
                                                                 ---------------
                                                                      18,986,087
                                                                 ---------------
METALS & MINING - 0.6%
           652,900  Alcoa Inc.                                        15,943,818
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MULTI-UTILITIES - 1.5%
           225,700  Dominion Resources Inc.                           19,441,798
           494,600  Wisconsin Energy Corp.                            19,744,432
           148,200  XCEL Energy Inc.                                   2,906,202
                                                                 ---------------
                                                                      42,092,432
                                                                 ---------------
MULTILINE RETAIL - 2.8%
         1,881,600  Dollar General Corp.                              34,508,544
         2,304,570  Family Dollar Stores, Inc.                        45,791,806
                                                                 ---------------
                                                                      80,300,350
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.3%
           658,778  BP plc ADR                                        46,674,422
           727,000  Exxon Mobil Corp.                                 46,193,580
           454,000  Murphy Oil Corp.                                  22,640,980
           607,313  Royal Dutch Shell plc ADR                         39,864,025
                                                                 ---------------
                                                                     155,373,007
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.7%
           285,900  Weyerhaeuser Co.                                  19,655,625
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
           320,700  Estee Lauder
                    Companies, Inc. Cl A                              11,169,981
                                                                 ---------------
PHARMACEUTICALS - 4.3%
           743,600  Abbott Laboratories                               31,528,641
           919,424  Bristol-Myers Squibb Co.                          22,121,341
           297,800  Eli Lilly and Company                             15,938,256
           683,583  Merck & Co., Inc.                                 18,600,293
         1,015,300  Pfizer, Inc.                                      25,352,041
           298,603  Watson Pharmaceuticals, Inc.(1)                   10,931,856
                                                                 ---------------
                                                                     124,472,428
                                                                 ---------------
ROAD & RAIL - 0.6%
           252,052  Union Pacific Corp.                               18,072,128
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.4%
           490,600  Intel Corp.                                       12,093,290
                                                                 ---------------
SOFTWARE - 2.0%
         1,284,600  Microsoft Corporation                             33,052,757
           298,965  Reynolds & Reynolds Co. Cl A                       8,194,631
           834,113  Synopsys, Inc.(1)                                 15,764,736
                                                                 ---------------
                                                                      57,012,124
                                                                 ---------------
SPECIALTY RETAIL - 3.3%
         1,072,200  Foot Locker, Inc.                                 23,524,068

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
         1,152,200  Gap, Inc. (The)                                   20,082,846
           909,200  Home Depot, Inc.                                  34,676,888
           391,974  Sherwin-Williams Co.                              17,274,294
                                                                 ---------------
                                                                      95,558,096
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
           580,619  Jones Apparel Group, Inc.                         16,547,642
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.6%
           708,900  Fannie Mae                                        31,772,898
           976,667  Freddie Mac                                       55,142,619
           252,222  MGIC Investment Corp.                             16,192,652
                                                                 ---------------
                                                                     103,108,169
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,831,438,409
(Cost $2,725,455,966)                                            ---------------

TEMPORARY CASH INVESTMENTS - 1.1%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$30,954,461), in a joint trading account at
3.10%, dated 9/30/05, due 10/3/05
(Delivery value $30,307,827)                                          30,300,000
                                                                 ---------------
(Cost $30,300,000)

TOTAL INVESTMENT SECURITIES - 99.4%                                2,861,738,409
                                                                 ---------------
(Cost $2,755,755,966)

OTHER ASSETS AND LIABILITIES - 0.6%                                   16,044,163
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,877,782,572
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

CONTRACTS TO SELL           SETTLEMENT DATE      VALUE     UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------
11,149,313  Euro for USD     10/31/2005      $13,411,495          $10,628
12,589,294  Euro for USD     10/31/2005       15,143,647            5,554
22,696,816  Euro for USD     10/31/2005       27,301,973           14,553
11,149,313  GBP for USD      10/31/2005       16,153,224            3,027
11,010,109  GBP for USD      10/31/2005       19,391,004           10,239
                                          ---------------------------------------
                                             $91,401,343          $44,001
                                          =======================================
(Value on Settlement Date $91,445,344)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar
(1) Non-income producing.

VP VALUE - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,819,036,678
                                                                 ===============
Gross tax appreciation of investments                            $  157,696,393
Gross tax depreciation of investments                              (114,994,662)
                                                                 ---------------
Net tax appreciation of investments                              $   42,701,731
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VISTA(reg.sm) FUND
SEPTEMBER 30, 2005

[american century investments logo and text logo]

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
AEROSPACE & DEFENSE - 5.7%
             2,155  Aviall Inc.(1)                                 $      72,796
             8,085  Goodrich Corporation                                 358,489
             8,752  Precision Castparts Corp.                            464,731
                                                                 ---------------
                                                                         896,016
                                                                 ---------------
BIOTECHNOLOGY - 2.1%
             1,736  Celgene Corp.(1)                                      94,300
             5,284  Protein Design Labs, Inc.(1)                         147,951
             4,012  Viropharma Inc.(1)                                    83,450
                                                                 ---------------
                                                                         325,701
                                                                 ---------------
CAPITAL MARKETS - 1.6%
             3,686  Ameritrade Holding Corporation(1)                     79,175
             2,859  Investment Technology
                    Group Inc.(1)                                         84,627
             5,593  Schwab (Charles) Corp.                                80,707
                                                                 ---------------
                                                                         244,509
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
             3,116  Administaff, Inc.                                    123,830
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.3%
             5,192  Adtran, Inc.                                         163,548
            14,163  Arris Group Inc.(1)                                  167,973
             8,505  Corning Inc.(1)                                      164,402
            14,288  Powerwave Technologies Inc.(1)                       185,601
                                                                 ---------------
                                                                         681,524
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.2%
             3,523  Intergraph Corp.(1)                                  157,513
             3,845  SanDisk Corp.(1)                                     185,522
                                                                 ---------------
                                                                         343,035
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 3.4%
             2,513  Foster Wheeler Ltd.(1)                                77,627
             1,209  Jacobs Engineering Group Inc.(1)                      81,487
            30,054  Quanta Services, Inc.(1)                             383,488
                                                                 ---------------
                                                                         542,602
                                                                 ---------------
CONSTRUCTION MATERIALS - 3.1%
             7,459  Cemex SA de CV ADR                                   390,106
               782  Eagle Materials Inc.                                  94,911
                                                                 ---------------
                                                                         485,017
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.9%
             2,748  Weight Watchers
                    International, Inc.(1)                               141,742
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
             4,291  Nasdaq Stock Market, Inc.
                    (The)(1)                                             108,777
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.1%
             7,092  Vestas Wind Systems AS ORD(1)                        171,253
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.8%
             9,261  Agilent Technologies, Inc.(1)                        303,298
             6,630  Itron Inc.(1)                                        302,726
                                                                 ---------------
                                                                         606,024
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 8.9%
             7,464  Helmerich & Payne, Inc.                              450,751
             7,118  National Oilwell Varco, Inc.(1)                      468,364
             6,061  Patterson-UTI Energy Inc.                            218,681
             1,913  Tenaris SA ADR                                       263,688
                                                                 ---------------
                                                                       1,401,484
                                                                 ---------------
FOOD & STAPLES RETAILING - 4.2%
            10,837  CVS Corp.                                            314,381
             2,622  Whole Foods Market, Inc.                             352,528
                                                                 ---------------
                                                                         666,909
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
               602  Alcon Inc.(1)                                         76,984
             1,870  Arthrocare Corp.(1)                                   75,211
             1,736  Kyphon Inc.(1)                                        76,280
                                                                 ---------------
                                                                         228,475
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 14.8%
             2,333  Aetna Inc.                                           200,965
             6,256  Caremark Rx Inc.(1)                                  312,362
             2,616  CIGNA Corp.                                          308,322
               900  Coventry Health Care Inc.(1)                          77,418
             1,245  Express Scripts, Inc. Cl A(1)                         77,439
             5,126  Health Net Inc.(1)                                   242,562
               362  Henry Schein, Inc.(1)                                 15,428
             4,761  Humana Inc.(1)                                       227,957
             9,602  Omnicare, Inc.                                       539,921
             5,988  Pharmaceutical Product
                    Development, Inc.(1)                                 344,370
                                                                 ---------------
                                                                       2,346,744
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.8%
               298  Aztar Corp.(1)                                         9,181
             1,840  Harrah's Entertainment, Inc.                         119,950

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             2,287  Station Casinos Inc.                                 151,765
                                                                 ---------------
                                                                         280,896
                                                                 ---------------
HOUSEHOLD DURABLES - 3.9%
             7,479  Jarden Corp.(1)                                      307,162
             2,092  KB Home                                              153,134
             3,606  Pulte Homes Inc.                                     154,770
                                                                 ---------------
                                                                         615,066
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
               740  TXU Corp.                                             83,531
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.6%
             1,043  Netease.com ADR(1)                                    93,880
                                                                 ---------------
MACHINERY - 0.5%
             1,567  Manitowoc Co.                                         78,742
                                                                 ---------------
MEDIA - 0.9%
             3,798  Rogers Communications Inc.
                    Cl B ORD                                             149,567
                                                                 ---------------
METALS & MINING - 1.6%
             2,627  Allegheny Technologies Inc.                           81,384
             4,137  Titanium Metals Corp.(1)                             163,660
                                                                 ---------------
                                                                         245,044
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.3%
             2,130  Peabody Energy Corp.                                 179,666
             6,878  Southwestern Energy Company(1)                       504,845
                                                                 ---------------
                                                                         684,511
                                                                 ---------------
PHARMACEUTICALS - 0.4%
             2,614  Endo Pharmaceuticals
                    Holdings Inc.(1)                                      69,715
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 6.2%
             6,632  Advanced Micro Devices, Inc.(1)                      167,126
             3,413  Genesis Microchip Inc.(1)                             74,915
             3,492  Intersil Corp. Cl A                                   76,056
             7,366  LSI Logic Corp.(1)                                    72,555
             6,928  Microsemi Corporation(1)                             176,941
             5,975  National Semiconductor Corp.                         157,143
             3,588  SiRF Technology Holdings, Inc.(1)                    108,106
             4,881  Trident Microsystems, Inc.(1)                        155,265
                                                                 ---------------
                                                                         988,107
                                                                 ---------------
SOFTWARE - 5.6%
             1,821  Autodesk, Inc.                                        84,567

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             2,101  Business Objects SA ADR(1)                            73,031
             6,645  Cerner Corporation(1)                                577,649
             4,837  McAfee Inc.(1)                                       151,979
                                                                 ---------------
                                                                         887,226
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
            12,783  Office Depot, Inc.(1)                                379,655
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 9.0%
            17,153  America Movil SA de CV
                    Series L ADR                                         451,467
            12,710  American Tower Corp. Cl A(1)                         317,115
             7,827  NII Holdings, Inc.(1)                                660,990
                                                                 ---------------
                                                                       1,429,572
                                                                 ---------------
TOTAL COMMON STOCKS                                                   15,299,154
(Cost $12,808,432)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.8%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$612,960), in a joint trading account at 3.10%,
dated 9/30/05, due 10/3/05
(Delivery value $600,155)                                                600,000
                                                                 ---------------
(Cost $600,000)

TOTAL INVESTMENT SECURITIES - 100.5%                                  15,899,154
                                                                 ---------------
(Cost $13,408,432)

OTHER ASSETS AND LIABILITIES - (0.5)%                                   (74,366)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $  15,824,788
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

CONTRACTS TO SELL          SETTLEMENT DATE      VALUE     UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 71,068   CAD for USD        10/31/2005       $ 61,207          $  (776)
 44,170   CAD for USD        10/31/2005         38,042             (390)
674,641   DKK for USD        10/31/2005        108,746               96
 64,700   DKK for USD        10/31/2005         10,429                5
 37,233   DKK for USD        10/31/2005          6,002               13
                                          --------------------------------------
                                              $224,426          $(1,052)
                                          ======================================
(Value on Settlement Date $223,374)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CAD = Canadian Dollar
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

VP VISTA - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 13,442,770
                                                                 ===============
Gross tax appreciation of investments                              $  2,495,314
Gross tax depreciation of investments                                   (38,930)
                                                                 ---------------
Net tax appreciation of investments                                $  2,456,384
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/ William M. Lyons
         ------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         ------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    November 29, 2005

By:      /s/ Maryanne L. Roepke
         ------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Accounting Officer
                    (principal financial officer)

Date:    November 29, 2005